Investment Advisers
United States Trust Company of New York
114 West 47th Street
New York, NY 10036

U.S. Trust Company
225 High Ridge Road
Stamford, CT 06905

Transfer Agent
Boston Financial Data Services, Inc.
66 Brooks Drive
Braintree, MA 02184
(800) 881-9358

Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, BANK INSURANCE FUND, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN A FUND IS SUBJECT TO RISK OF PRINCIPAL.



[LOGO] Excelsior Funds
       Advised by U.S. Trust

                             Excelsior Funds Trust
                             Institutional Shares

                                  EQUITY FUND
                              MID CAP VALUE FUND
                              OPTIMUM GROWTH FUND
                                  INCOME FUND
                            TOTAL RETURN BOND FUND
                           INTERNATIONAL EQUITY FUND
                                HIGH YIELD FUND


                              Semi-Annual Report
                              September 30, 2002

Excelsior Funds Trust
Schedule of Investments
September 30, 2002 (Unaudited)

Equity Fund

 Shares                                                        Value
--------                                                    -----------
COMMON STOCKS -- 97.24%
         CONSUMER DISCRETIONARY -- 18.93%
  51,134 +AOL Time Warner, Inc............................. $   598,268
  51,572 +Brinker International, Inc.......................   1,335,715
  49,485 +Coach, Inc.......................................   1,266,816
  52,740 +Comcast Corp., Class A Special...................   1,100,156
  28,188 Home Depot, Inc...................................     735,707
  85,288 John Wiley & Sons, Class A........................   1,877,189
 119,991 +Liberty Media Corp., Class A.....................     861,535
  15,333 +Mohawk Industries, Inc...........................     761,283
  36,242 Stanley Works.....................................   1,184,026
  64,898 Tupperware Corp...................................   1,078,605
  40,342 Wal-Mart Stores, Inc..............................   1,986,440
                                                            -----------
                                                             12,785,740
                                                            -----------
         CONSUMER STAPLES -- 6.79%
  44,541 General Mills, Inc................................   1,978,511
  28,569 Gillette Co.......................................     845,643
  62,188 Sysco Corp........................................   1,765,517
                                                            -----------
                                                              4,589,671
                                                            -----------
         ENERGY -- 10.37%
  27,731 Anadarko Petroleum Corp...........................   1,235,139
  36,757 BP plc ADR........................................   1,466,604
  25,447 ConocoPhillips....................................   1,176,669
  73,139 Exxon Mobil Corp..................................   2,333,134
  24,198 +Nabors Industries Ltd............................     792,485
                                                            -----------
                                                              7,004,031
                                                            -----------
         FINANCIAL -- 19.40%
  51,991 Allstate Corp.....................................   1,848,280
  35,803 American International Group......................   1,958,424
  60,690 Citigroup, Inc....................................   1,799,458
  29,284 Goldman Sachs Group, Inc..........................   1,933,623
  31,007 Hartford Financial Services Group, Inc............   1,271,287
   2,622 +Travelers Property Casualty Corp., Class A.......      34,610
   5,387 +Travelers Property Casualty Corp., Class B.......      72,886
  97,363 US Bancorp........................................   1,809,005
  49,318 Wells Fargo & Co..................................   2,375,155
                                                            -----------
                                                             13,102,728
                                                            -----------

 Shares                                                        Value
--------                                                    -----------
COMMON STOCKS -- (continued)
         HEALTH CARE -- 15.49%
  10,215 +Amgen, Inc....................................... $   425,863
   9,826 +Genentech, Inc...................................     320,622
  10,191 +Human Genome Sciences, Inc.......................     122,496
  31,868 Johnson & Johnson.................................   1,723,422
  25,900 +Lincare Holdings, Inc............................     803,418
  28,072 Medtronic, Inc....................................   1,182,393
  37,648 Merck & Co., Inc..................................   1,720,890
  53,747 Pfizer, Inc.......................................   1,559,738
  21,954 +WellPoint Health Networks........................   1,609,228
  31,394 Wyeth.............................................     998,329
                                                            -----------
                                                             10,466,399
                                                            -----------
         INDUSTRIALS -- 14.80%
  35,695 Caterpillar, Inc..................................   1,328,568
  26,386 Danaher Corp......................................   1,500,044
  66,021 General Electric Co...............................   1,627,418
  17,180 Illinois Tool Works, Inc..........................   1,002,109
  30,425 +Jacobs Engineering Group, Inc....................     939,524
  33,052 Lockheed Martin Corp..............................   2,137,473
  34,481 W.W. Grainger, Inc................................   1,467,166
                                                            -----------
                                                             10,002,302
                                                            -----------
         INFORMATION TECHNOLOGY -- 7.49%
  28,417 +Analog Devices, Inc..............................     559,815
  73,605 +Cisco Systems, Inc...............................     771,380
  40,127 Intel Corp........................................     556,562
  14,386 International Business Machines Corp..............     839,999
  41,668 +Microsoft Corp...................................   1,822,558
  34,613 Texas Instruments, Inc............................     511,234
                                                            -----------
                                                              5,061,548
                                                            -----------
         TELECOMMUNICATION -- 2.37%
  36,122 SBC Communications, Inc...........................     726,052
  31,842 Verizon Communications, Inc.......................     873,745
                                                            -----------
                                                              1,599,797
                                                            -----------
         UTILITIES -- 1.60%
  35,491 Public Service Enterprise Group, Inc..............   1,082,476
                                                            -----------
         TOTAL COMMON STOCKS (Cost $85,800,297)............  65,694,692
                                                            -----------

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2002 (Unaudited)

Equity Fund -- (continued)

Principal
 Amount                                                         Value
---------                                                    -----------
REPURCHASE AGREEMENTS -- 0.76%
$512,000  #JP Morgan Chase Securities, Inc., Repurchase
           Agreement, 1.67%, dated 9/30/02, due 10/1/02, to
           be repurchased at $512,024 (Cost $512,000)....... $   512,000
                                                             -----------

TOTAL INVESTMENTS (Cost $86,312,297*).............  98.00% $66,206,692
OTHER ASSETS & LIABILITIES (NET)..................   2.00    1,349,436
                                                   ------  -----------
NET ASSETS........................................ 100.00% $67,556,128
                                                   ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments.
ADR--American Depositary Receipt
plc--public limited company

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2002 (Unaudited)

Mid Cap Value Fund


  Shares                                                         Value
----------                                                    ------------
COMMON STOCKS -- 93.15%
           CONSUMER DISCRETIONARY -- 18.93%
    80,000 Black & Decker Corp............................... $  3,354,400
    60,000 Centex Corp.......................................    2,661,000
   110,000 +Ihop Corp........................................    2,651,000
    19,700 Polaris Industries, Inc...........................    1,221,400
   110,000 Sherwin-Williams Co...............................    2,604,800
   180,000 TJX Cos., Inc.....................................    3,060,000
   205,000 +United Rentals, Inc..............................    1,730,200
   105,000 +Zale Corp........................................    3,166,800
                                                              ------------
                                                                20,449,600
                                                              ------------
           CONSUMER STAPLES -- 3.31%
    90,000 +Dean Foods Co....................................    3,580,200
                                                              ------------
           ENERGY -- 11.33%
    70,000 Devon Energy Corp.................................    3,377,500
    75,000 Noble Energy, Inc.................................    2,547,750
   110,000 Occidental Petroleum Corp.........................    3,121,800
   160,000 Ocean Energy, Inc.................................    3,192,000
                                                              ------------
                                                                12,239,050
                                                              ------------
           FINANCIAL -- 10.56%
   130,000 Ace Ltd...........................................    3,849,300
   200,000 +AmeriCredit Corp.................................    1,614,000
    70,000 Lehman Brothers Holdings, Inc.....................    3,433,500
   195,000 Sovereign Bancorp, Inc............................    2,515,500
                                                              ------------
                                                                11,412,300
                                                              ------------
           HEALTH CARE -- 4.39%
   208,200 +Human Genome Sciences, Inc.......................    2,502,564
   150,000 IMS Health, Inc...................................    2,245,500
                                                              ------------
                                                                 4,748,064
                                                              ------------
           INDUSTRIALS -- 17.17%
   145,000 Lincoln Electric Holdings, Inc....................    3,207,400
   135,000 +Mueller Industries, Inc..........................    3,496,500
   160,000 Pittston Brink's Group............................    3,584,000
   120,000 +Sealed Air Corp..................................    2,026,800
   110,000 Tredegar Corp.....................................    1,842,500
   130,000 +Vishay Intertechnology, Inc......................    1,144,000
   115,000 York International Corp...........................    3,243,000
                                                              ------------
                                                                18,544,200
                                                              ------------
           INFORMATION TECHNOLOGY -- 9.32%
   200,000 +Comverse Technology, Inc.........................    1,398,000
    95,000 Harris Corp.......................................    3,181,550
   105,000 +National Semiconductor Corp......................    1,253,700
   180,000 +Storage Technology Corp..........................    1,891,800
   305,000 Symbol Technologies, Inc..........................    2,339,350
                                                              ------------
                                                                10,064,400
                                                              ------------

Shares                                                        Value
-------                                                    ------------
COMMON STOCKS -- (continued)
        RAW/INTERMEDIATE MATERIALS -- 12.24%
220,000 Aracruz Celulose S.A. ADR......................... $  3,225,200
155,000 Georgia-Pacific Corp..............................    2,028,950
125,000 Nova Chemicals Corp...............................    2,593,750
145,000 +Shaw Group, Inc..................................    2,059,000
120,000 St. Joe Co........................................    3,312,000
                                                           ------------
                                                             13,218,900
                                                           ------------
        TELECOMMUNICATION -- 2.79%
185,000 +IDT Corp.........................................    3,015,500
                                                           ------------
        UTILITIES -- 3.11%
110,000 Public Service Enterprise Group, Inc..............    3,355,000
                                                           ------------
        TOTAL COMMON STOCKS (Cost $117,555,583)...........  100,627,214
                                                           ------------
FOREIGN COMMON STOCKS -- 2.51%
        INDUSTRIALS -- 2.51%
225,000 Onex Corp. (Cost $3,008,460)......................    2,715,750
                                                           ------------
CONVERTIBLE PREFERRED STOCKS -- 0.67%
        ENERGY -- 0.67%
100,000 Williams Cos., Inc., Preferred Exchange,
         9.00% (Cost $523,940)............................      720,000
                                                           ------------

Principal
 Amount
----------
REPURCHASE AGREEMENT -- 3.99%
$4,308,000 #JP Morgan Chase Securities, Inc., Repurchase
            Agreement, 1.67%, dated 9/30/02, due 10/01/02,
            to be repurchased at $4,308,200 (Cost $4,308,000)   4,308,000
                                                              -----------

TOTAL INVESTMENTS (Cost $125,395,983*)............ 100.32% $108,370,964
OTHER ASSETS & LIABILITIES (NET)..................  (0.32)     (345,986)
                                                   ------  ------------
NET ASSETS........................................ 100.00% $108,024,978
                                                   ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR--American Depositary Receipt

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2002 (Unaudited)

Optimum Growth Fund

Shares                                                       Value
------                                                    -----------
COMMON STOCKS -- 94.13%
       CONSUMER DISCRETIONARY -- 19.07%
66,800 +AOL Time Warner, Inc............................. $   781,560
 9,000 +Apollo Group, Inc., Class A......................     391,230
13,000 +Bed Bath & Beyond, Inc...........................     423,540
 3,000 Darden Restaurants, Inc...........................      72,720
22,700 Harley-Davidson, Inc..............................   1,054,415
35,500 Home Depot, Inc...................................     926,550
 5,000 +Kohls Corp.......................................     304,050
 5,000 Lowe's Cos., Inc..................................     207,000
 2,000 +Mohawk Industries, Inc...........................      99,300
20,000 Target Corp.......................................     590,400
19,200 Wal-Mart Stores, Inc..............................     945,408
                                                          -----------
                                                            5,796,173
                                                          -----------
       CONSUMER STAPLES -- 4.06%
 7,200 Coca-Cola Co......................................     345,312
 7,000 Pepsi Bottling Group, Inc.........................     163,800
 5,000 PepsiCo, Inc......................................     184,750
10,000 Philip Morris Cos., Inc...........................     388,000
 5,000 Walgreen Co.......................................     153,800
                                                          -----------
                                                            1,235,662
                                                          -----------
       ENERGY -- 1.30%
 6,500 +BJ Services Co...................................     169,000
 5,000 ENSCO International, Inc..........................     125,200
 3,100 +Nabors Industries Ltd............................     101,525
                                                          -----------
                                                              395,725
                                                          -----------
       FINANCIAL -- 16.35%
10,200 AMBAC Financial Group, Inc........................     549,678
25,750 American International Group......................   1,408,525
41,000 Citigroup, Inc....................................   1,215,650
20,000 Freddie Mac.......................................   1,118,000
20,000 Morgan Stanley....................................     677,600
                                                          -----------
                                                            4,969,453
                                                          -----------
       HEALTH CARE -- 25.73%
 3,800 Abbott Laboratories...............................     153,520
 9,500 +Amgen, Inc.......................................     396,055
18,000 Baxter International, Inc.........................     549,900
 3,000 Cardinal Health, Inc..............................     186,600
 3,800 +Forest Laboratories, Inc.........................     311,638
20,300 +Genentech, Inc...................................     662,389
24,000 Johnson & Johnson.................................   1,297,920
 2,000 +Laboratory Corp. of America Holdings.............      67,560
36,210 Medtronic, Inc....................................   1,525,165
57,000 Pfizer, Inc.......................................   1,654,140

Shares                                                       Value
------                                                    -----------
COMMON STOCKS -- (continued)
       HEALTH CARE -- (continued)
 2,000 +Tenet Healthcare Corp............................ $    99,000
 5,500 UnitedHealth Group, Inc...........................     479,710
 2,000 +WellPoint Health Networks........................     146,600
 9,200 Wyeth.............................................     292,560
                                                          -----------
                                                            7,822,757
                                                          -----------
       INDUSTRIALS -- 6.52%
56,800 General Electric Co...............................   1,400,120
 9,000 Lockheed Martin Corp..............................     582,030
                                                          -----------
                                                            1,982,150
                                                          -----------
       INFORMATION TECHNOLOGY -- 21.10%
 6,000 Adobe Systems, Inc................................     114,600
10,000 +Applied Materials, Inc...........................     115,500
13,000 Automatic Data Processing, Inc....................     452,010
89,200 +Cisco Systems, Inc...............................     934,816
16,000 +Dell Computer Corp...............................     376,000
 3,000 +eBay, Inc........................................     158,610
 2,000 +Electronic Arts, Inc.............................     132,020
76,300 +EMC Corp.........................................     348,691
42,000 Intel Corp........................................     582,540
 5,700 International Business Machines Corp..............     332,823
 2,000 +Intuit, Inc......................................      91,060
 2,500 +Kla-Tencor Corp..................................      69,850
 3,200 +Maxim Integrated Products........................      79,232
27,500 +Microsoft Corp...................................   1,202,850
64,000 Nokia Oyj ADR.....................................     848,000
 5,000 +Qualcomm, Inc....................................     138,050
 2,000 +Symantec Corp....................................      67,260
25,000 Texas Instruments, Inc............................     369,250
                                                          -----------
                                                            6,413,162
                                                          -----------
       TOTAL COMMON STOCKS (Cost $31,866,731)............  28,615,082
                                                          -----------

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2002 (Unaudited)

Optimum Growth Fund -- (continued)

Principal
 Amount                                                          Value
----------                                                    -----------
REPURCHASE AGREEMENT -- 6.27%
$1,905,000 #JP Morgan Chase Securities, Inc., Repurchase
            Agreement, 1.67%, dated 9/30/02, due 10/1/02, to
            be repurchased at $1,905,088 (Cost $1,905,000)... $ 1,905,000
                                                              -----------

TOTAL INVESTMENTS (Cost $33,771,731*)............. 100.40% $30,520,082
OTHER ASSETS & LIABILITIES (NET)..................  (0.40)    (120,496)
                                                   ------  -----------
NET ASSETS........................................ 100.00% $30,399,586
                                                   ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR--American Depository Receipt.

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2002 (Unaudited)

Income Fund

Principal                                       Maturity
 Amount                                   Rate    Date      Value
----------                                ----  -------- ------------
ASSET BACKED SECURITIES -- 2.39%
$2,600,000 CIT RV Trust, 1999-A A4
            (Cost $2,554,465)............ 6.16% 06/15/13 $  2,777,398
                                                         ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.78%
   886,298 Government National Mortgage
            Association 1999-19 A (Cost
            $883,810).................... 6.50  08/16/25      906,578
                                                         ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 15.03%
 1,780,000 CS First Boston Mortgage
            Securities Corp., 2001-CK3 A2 6.04  06/15/34    1,941,743
 1,573,371 DLJ Commercial Mortgage
            Corp., 2000-CF1 A1A.......... 7.45  06/10/33    1,767,986
 1,313,786 Merrill Lynch Mortgage
            Investors, Inc., 1995-C2 C... 7.43  06/15/21    1,395,387
 1,578,827 Morgan Stanley Dean Witter
            Capital I, 2000-LIFE A1...... 7.42  11/15/36    1,772,531
 1,555,000 Mortgage Capital Funding,
            Inc., 1997-MC2 D............. 7.12  11/20/27    1,728,585
 2,862,362 Nomura Asset Securities
            Corp., 1995-MD3 A1B.......... 8.15  04/04/27    3,158,841
 1,312,681 Nomura Asset Securities
            Corp., 1998-D6 A1A........... 6.28  03/15/30    1,418,207
 3,895,000 Salomon Brothers Mortgage
            Securities VII, 2001-C2 A2... 6.17  02/13/10    4,319,539
                                                         ------------
           TOTAL COMMERCIAL MORTGAGE- BACKED
            SECURITIES (Cost $16,258,112)...............   17,502,819
                                                         ------------
CORPORATE BONDS -- 21.22%
 1,122,506 Atlas Air, Inc., Series 991B.. 7.63  01/02/15      838,590
 1,060,000 British Telecommunications plc 8.88  12/15/30    1,278,181
   640,000 +CenturyTel, Inc.............. 7.88  08/15/12      700,573
 1,290,000 DaimlerChrysler NA Holding
            Corp......................... 6.40  05/15/06    1,384,983

Principal                                       Maturity
 Amount                                   Rate    Date      Value
----------                                ----  -------- ------------
CORPORATE BONDS -- (continued)
$1,210,000 Ford Motor Co................. 7.45% 07/16/31 $    995,225
 5,000,000 Ford Motor Credit Co.......... 6.88  02/01/06    4,921,085
 2,020,000 General Motors Acceptance
            Corp......................... 8.00  11/01/31    1,957,929
 1,455,000 General Motors Corp........... 6.25  05/01/05    1,493,194
 2,370,000 Household Finance Corp........ 6.38  10/15/11    2,203,083
 2,590,000 PHH Corp. MTN................. 8.13  02/03/03    2,596,527
 1,375,000 Southwest Airlines Co......... 5.50  11/01/06    1,461,690
 2,225,000 Textron Financial Corp........ 5.88  06/01/07    2,364,020
 2,350,000 Viacom, Inc................... 5.63  05/01/07    2,520,401
                                                         ------------
           TOTAL CORPORATE BONDS (Cost $24,647,523).....   24,715,481
                                                         ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 53.93%
 2,075,000 Federal Home Loan Mortgage
            Corporation.................. 6.25  07/15/32    2,348,058
           Federal National Mortgage
            Association
 1,764,227 Pool # 251502................. 6.50  02/01/13    1,854,079
 1,025,998 Pool # 252806................. 7.50  10/01/29    1,083,064
 1,386,980 Pool # 443194................. 5.50  10/01/28    1,410,378
 2,395,127 Pool # 452035................. 5.50  11/01/28    2,435,533
     9,472 Pool # 454758................. 5.50  12/01/28        9,632
 1,559,171 Pool # 561435................. 5.50  11/01/29    1,585,474
 2,147,767 Pool # 562716................. 5.50  02/01/31    2,174,614
 1,385,277 Pool # 578543................. 5.50  04/01/31    1,402,593
   980,791 Pool # 586234................. 5.50  07/01/31      993,051
 3,908,567 Pool # 611583................. 5.50  01/01/32    3,957,045
 1,694,144 Pool # 619392................. 5.50  01/01/32    1,715,187
 5,162,305 Pool # 625183................. 5.50  01/01/32    5,226,424
   893,483 Pool # 627259................. 5.50  02/01/32      904,565
 2,777,427 Pool # 632551................. 5.50  02/01/32    2,811,875
   988,197 Pool # 632576................. 5.50  02/01/32    1,000,471
 3,931,150 Pool # 645136................. 6.50  06/01/32    4,076,873
           Government National Mortgage
            Association ARM
   666,054 Pool # 80205.................. 5.00  06/20/28      684,657
   414,176 Pool # 80311.................. 5.50  08/20/29      422,281

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2002 (Unaudited)

Income Fund -- (continued)

Principal                                       Maturity
 Amount                                   Rate    Date      Value
----------                                ----  -------- ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- (continued)
           Government National Mortgage
            Association
$  351,128 Pool # 434772................. 9.00% 06/15/30 $    384,091
   327,135 Pool # 471660................. 7.50  03/15/28      347,458
 1,054,380 Pool # 472028................. 6.50  05/15/28    1,101,402
   960,031 Pool # 475847................. 6.50  06/15/28    1,002,845
 1,168,435 Pool # 503711................. 7.00  05/15/29    1,227,432
   675,743 Pool # 525556................. 8.00  01/15/30      725,338
   142,719 Pool # 525945................. 9.00  07/15/30      156,117
 4,867,045 Pool # 575441................. 6.50  12/15/31    5,080,739
   820,400 Pool # 780086................. 8.50  11/15/17      902,555
 2,451,002 Pool # 780548................. 8.50  12/15/17    2,696,448
 1,745,757 Pool # 780865................. 9.50  11/15/17    1,964,646
   988,095 Pool # 781036................. 8.00  10/15/17    1,074,479
 1,304,279 Pool # 781084................. 9.00  12/15/17    1,450,151
 3,410,100 U. S. Treasury Inflation
            Indexed Note................. 3.38  01/15/07    3,714,346
           U.S. Treasury STRIPS
 4,585,000............................... 0.00  05/15/17    2,262,239
 6,315,000............................... 0.00  02/15/20    2,623,908
                                                         ------------
           TOTAL U.S. GOVERNMENT & AGENCY
            OBLIGATIONS (Cost $59,226,065)..............   62,810,048
                                                         ------------

 Shares                                         Value
---------                                    ------------
SHORT-TERM INVESTMENTS -- 6.32%
3,681,582 Dreyfus Government Cash
           Management Fund.................. $  3,681,582
3,681,975 Fidelity U.S. Treasury II Fund....    3,681,975
                                             ------------
          TOTAL SHORT-TERM
           INVESTMENTS (Cost $7,363,557)....    7,363,557
                                             ------------

TOTAL INVESTMENTS (Cost $110,933,532*)............  99.67% $116,075,881
OTHER ASSETS & LIABILITIES (NET)..................   0.33       389,450
                                                   ------  ------------
TOTAL NET ASSETS.................................. 100.00% $116,465,331
                                                   ======  ============

--------
* Aggregate Cost for Federal tax and book purposes.
+ Security exempt from registration under rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2002, these securities amounted to $700,573 or 0.60% of net assets.
ARM--Adjustable Rate Mortgage
MTN--Medium Term Note
plc--public limited company
STRIPS--Separately Traded Registered Interest and Principal Securities

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2002 (Unaudited)

Total Return Bond Fund


 Principal                                                                Maturity
  Amount                                                            Rate    Date      Value
-----------                                                         ----  -------- ------------
ASSET BACKED SECURITIES -- 6.03%
$ 1,096,667 +AESOP Funding II, llc, 1997-1A A2..................... 6.40% 10/20/03 $  1,099,288
  9,690,000 California Infrastructure PG&E, 1997-1 A8.............. 6.48  12/26/09   10,894,527
  5,380,000 MBNA Master Credit Card Trust, 1999-J A................ 7.00  02/15/12    6,319,409
                                                                                   ------------
            TOTAL ASSET BACKED SECURITIES (Cost $16,220,348)......................   18,313,224
                                                                                   ------------
CERTIFICATE OF DEPOSIT -- 2.47%
  7,035,000 Mercantile Safe & Deposit Trust (Cost $7,035,000)       6.10  05/17/04    7,509,863
                                                                                   ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 14.12%
  4,225,000 Asset Securitization Corp., 1997-D4 A4................. 7.75  04/14/29    4,976,760
  5,049,325 DLJ Commercial Mortgage Corp., 2000-CF1 A1A............ 7.45  06/10/33    5,673,889
      4,252 LB Commercial Conduit Mortgage Trust, 1999-C1 A1....... 6.41  06/15/31        4,606
  4,635,000 Morgan Stanley Capital I, 1999-CAM1 A3................. 6.92  03/15/32    5,204,595
  2,995,941 Morgan Stanley Dean Witter Capital I, 2000-LIFE A1..... 7.42  11/15/36    3,363,508
  3,250,000 Mortgage Capital Funding, Inc., 1997-MC2 D............. 7.12  11/20/27    3,612,798
  3,083,427 Mortgage Capital Funding, Inc., 1998-MC1 A1............ 6.42  03/18/30    3,315,072
  4,450,000 Mortgage Capital Funding, Inc., 1998-MC1 C............. 6.95  03/18/30    5,073,567
  4,659,865 Nomura Asset Securities Corp., 1998-D6 A1A............. 6.28  03/15/30    5,034,471
  6,000,000 Salomon Brothers Mortgage Securities VII, 2001-C2 A2... 6.17  02/13/10    6,653,976
                                                                                   ------------
            TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (Cost $38,427,876).......   42,913,242
                                                                                   ------------

 Principal                                                                Maturity
  Amount                                                            Rate    Date      Value
-----------                                                         ----  -------- ------------
CORPORATE BONDS -- 34.15%
$ 4,150,000 American Express Co.................................... 5.50% 09/12/06 $  4,495,932
  5,250,000 Bank One Corp.......................................... 7.88  08/01/10    6,365,625
  3,040,000 British Telecommuni cations plc........................ 8.88  12/15/30    3,665,726
  1,840,000 +CenturyTel, Inc....................................... 7.88  08/15/12    2,014,147
  5,685,000 Continental Cablevision................................ 8.63  08/15/03    5,599,725
  7,250,000 DaimlerChrysler NA Holding Corp........................ 6.40  05/15/06    7,783,817
  3,299,285 Delta Air Lines, Inc................................... 7.38  05/18/10    3,485,195
  5,370,000 Duke Capital Corp...................................... 7.25  10/01/04    5,618,362
  3,500,000 Ford Motor Co.......................................... 7.45  07/16/31    2,878,750
  4,402,000 Ford Motor Credit Co................................... 5.80  01/12/09    3,972,805
  6,050,000 General Electric Capital Corp.......................... 6.00  06/15/12    6,517,768
            General Motors Acceptance Corp.
  5,600,000                                                         8.00  11/01/31    5,427,923
  4,060,000                                                         6.88  09/15/11    3,957,660
            Household Finance Corp.
  5,210,000                                                         6.50  01/24/06    5,254,796
  6,890,000                                                         6.38  10/15/11    6,404,744
  3,635,000 JP Morgan Chase & Co................................... 7.50  02/01/03    3,700,539
  3,810,000 Lehman Brothers Holdings, Inc.......................... 8.25  06/15/07    4,438,501
  7,500,000 PHH Corp. MTN.......................................... 8.13  02/03/03    7,518,900
  6,500,000 Textron Financial Corp................................. 5.88  06/01/07    6,906,127
  5,100,000 Viacom, Inc............................................ 5.63  05/01/07    5,469,806
  3,000,000 Williams Cos., Inc..................................... 9.25  03/15/04    2,280,000
                                                                                   ------------
            TOTAL CORPORATE BONDS (Cost $101,262,484).............................  103,756,848
                                                                                   ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 37.62%
 15,000,000 Federal Home Loan Bank, Discount Note.................. 1.66  10/04/02   15,000,000
 12,610,000 Federal Home Loan Mortgage Corporation................. 6.25  07/15/32   14,269,400

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2002 (Unaudited)

Total Return Bond Fund -- (continued)

 Principal                                                                Maturity
  Amount                                                            Rate    Date      Value
-----------                                                         ----  -------- ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- (continued)
            Federal National Mortgage Association
$   888,047 Pool # 254197.......................................... 5.50% 02/01/32 $    899,077
    218,536 Pool # 450846.......................................... 5.50  12/01/28      222,189
    219,220 Pool # 485994.......................................... 5.50  01/01/29      222,886
    461,003 Pool # 577080.......................................... 5.50  04/01/31      466,728
     35,710 Pool # 577925.......................................... 5.50  04/01/31       36,153
    180,831 Pool # 585631.......................................... 5.50  06/01/31      183,077
    626,951 Pool # 589475.......................................... 5.50  07/01/31      634,736
  1,955,433 Pool # 620017.......................................... 5.50  02/01/32    1,979,686
 21,592,705 Pool # 625183.......................................... 5.50  01/01/32   21,860,902
            Federal National Mortgage Association TBA
  9,800,000                                                         6.50  10/01/32   10,152,192
  3,275,000                                                         5.50  09/01/31    3,309,797
            Government National Mortgage Association ARM
  1,155,515 Pool # 80185........................................... 5.00  04/20/28    1,187,844
    663,400 Pool # 80205........................................... 5.00  06/20/28      681,930
  1,328,815 Pool # 80311........................................... 5.50  08/20/29    1,354,819
            Government National Mortgage Association
     18,165 Pool # 356873.......................................... 6.50  05/15/23       18,962
    485,881 Pool # 479087.......................................... 8.00  01/15/30      521,457
  2,661,239 Pool # 479088.......................................... 8.00  01/15/30    2,856,092
  6,680,820 U.S. Treasury Inflation Indexed Note................... 3.63  04/15/28    7,863,532
            U.S. Treasury STRIPS
  1,200,000                                                         0.00  05/15/11      862,284
 31,085,000                                                         0.00  05/15/17   15,337,339
 34,650,000                                                         0.00  02/15/20   14,397,214
                                                                                   ------------
            TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $108,162,821)........  114,318,296
                                                                                   ------------
  Shares
-----------
SHORT-TERM INVESTMENTS -- 7.80%
 11,848,090 Dreyfus Government Cash Management Fund...............................   11,848,090
 11,860,777 Fidelity U.S. Treasury II Fund........................................   11,860,777
                                                                                   ------------
            TOTAL SHORT-TERM INVESTMENTS (Cost $23,708,867).......................   23,708,867
                                                                                   ------------

 Principal
  Amount                                      Value
-----------                                ------------
REPURCHASE AGREEMENT -- 1.67%
$ 5,059,000 #JP Morgan Chase Securities,
             Inc., Repurchase
             Agreement, dated 9/30/02,
             due 10/1/02, to be
             repurchased at
             $5,059,235 (Cost $5,059,000). $  5,059,000
                                           ------------

TOTAL INVESTMENTS (Cost $299,876,396*)............ 103.86% $315,579,340
OTHER ASSETS & LIABILITIES (NET)..................  (3.86)  (11,728,298)
                                                   ------  ------------
TOTAL NET ASSETS.................................. 100.00% $303,851,042
                                                   ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2002, these securities amounted to $3,113,435 or 1.02% of net assets.
ARM--Adjustable Rate Mortgage
Discount Note--The rate reported is the discount rate at time of purchase.
MTN--Medium Term Note
STRIPS--Separately Traded Registered Interest and Principle Securities
TBA--Securities traded under delayed delivery commitments settling after September 30, 2002. Income on these securities will not be earned until settle date.

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2002 (Unaudited)

International Equity Fund

 Shares                                                         Value
---------                                                    -----------
COMMON STOCKS -- 94.11%
          AUSTRALIA -- 2.66%
   28,212 Rio Tinto Ltd..................................... $   464,511
   82,700 Woolworths Ltd....................................     552,752
                                                             -----------
                                                               1,017,263
                                                             -----------
          BELGIUM -- 1.60%
    2,600 Electrabel........................................     614,130
                                                             -----------
          CANADA -- 3.22%
   32,000 Barrick Gold Corp.................................     497,600
   48,467 Bombardier, Inc., Class B.........................     133,221
    3,600 +Magna International, Class A.....................     204,988
   23,018 +Suncor Energy Inc................................     396,307
                                                             -----------
                                                               1,232,116
                                                             -----------
          CHILE -- 1.04%
   14,000 Vina Concha y Toro S.A. ADR.......................     397,880
                                                             -----------
          CHINA -- 5.33%
1,438,500 Chaoda Modern Agriculture Holdings Ltd............     365,176
1,128,200 China Southern Airlines Co., Ltd., Class H........     280,618
  373,900 CNOOC Ltd.........................................     520,131
   13,300 Huaneng Power International, Inc. ADR.............     417,886
  858,800 People's Food Holdings Ltd........................     456,629
                                                             -----------
                                                               2,040,440
                                                             -----------
          FRANCE -- 7.60%
   99,394 +Alstom...........................................     375,243
   10,000 Aventis S.A.......................................     523,799
    9,900 BNP Paribas.......................................     322,682
   28,300 France Telecom S.A................................     194,104
    8,200 L'OREAL S.A.......................................     591,596
    6,879 TotalFinaElf S.A..................................     905,562
                                                             -----------
                                                               2,912,986
                                                             -----------
          GERMANY -- 4.27%
   10,300 Adidas-Salomon AG.................................     682,026
    5,556 Muenchener Rueckversicherungs AG..................     566,671
   10,600 Volkswagen AG.....................................     385,516
                                                             -----------
                                                               1,634,213
                                                             -----------
          HONG KONG -- 2.79%
  324,000 Cafe de Coral Holdings Ltd........................     216,011
  965,800 +Convenience Retail Asia Ltd......................     275,515
  430,000 Hong Kong & China Gas.............................     576,119
                                                             -----------
                                                               1,067,645
                                                             -----------

 Shares                                                         Value
---------                                                    -----------
COMMON STOCKS -- (continued)
          INDIA -- 0.85%
   35,200 India Fund, Inc................................... $   324,544
                                                             -----------
          IRELAND -- 2.58%
  166,601 Anglo Irish Bank Corp. plc........................     990,348
                                                             -----------
          ITALY -- 6.49%
   61,100 +Autogrill S.p.A..................................     482,477
  390,100 Cassa di Risparmio di Firenze S.p.A...............     443,366
   57,450 ENI S.p.A.........................................     788,076
   23,950 Permasteelisa S.p.A...............................     346,052
   78,900 Saipem S.p.A......................................     426,534
                                                             -----------
                                                               2,486,505
                                                             -----------
          JAPAN -- 16.80%
       91 Can Do Co., Ltd...................................     179,399
   26,500 Daiichi Pharmaceutical Co., Ltd...................     430,130
    7,900 Don Quijote Co., Ltd..............................     798,176
   17,500 ITO EN Ltd........................................     623,870
  191,000 Keisei Electric Railway Co........................     586,775
   25,000 Kohnan Shoji Co., Ltd.............................     492,854
   39,900 Mimasu Semiconductor Industry Co., Ltd............     407,063
   38,100 +Sega Corp........................................     711,989
   19,200 Shin-Etsu Chemical Co., Ltd.......................     635,584
   14,000 Takeda Chemical Industries Ltd....................     564,646
       52 Thine Electonics Inc..............................     375,883
  158,000 +Toyama Chemical Co., Ltd.........................     629,456
                                                             -----------
                                                               6,435,825
                                                             -----------
          NETHERLANDS -- 2.38%
   50,900 +ASML Holding N.V.................................     312,894
   31,936 Koninklijke Ahold N.V.............................     378,433
   15,876 Nutreco Holding N.V...............................     219,663
                                                             -----------
                                                                 910,990
                                                             -----------
          RUSSIA -- 2.22%
    7,780 Lukoil Co. ADR....................................     473,264
   23,000 +MMC Norilsk Nickel ADR...........................     377,200
                                                             -----------
                                                                 850,464
                                                             -----------
          SINGAPORE -- 1.28%
  518,100 Sembcorp Logistics Ltd............................     489,736
                                                             -----------
          SOUTH AFRICA -- 1.22%
   40,700 Sappi Ltd. ADR....................................     466,015
                                                             -----------

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2002 (Unaudited)

International Equity Fund -- (continued)

 Shares                                                         Value
---------                                                    -----------
COMMON STOCKS -- (continued)
          SOUTH KOREA -- 4.56%
      750 Lotte Chilsung Beverage Co........................ $   441,718
    4,100 +NCSoft Corp......................................     378,977
    2,140 Samsung Electronics...............................     522,528
    6,900 Samsung Fire & Marine Insurance Co., Ltd..........     402,994
                                                             -----------
                                                               1,746,217
                                                             -----------
          SWITZERLAND -- 9.31%
      116 Lindt & Spruengli AG (Registered).................     740,157
   11,100 +Logitech International (Registered)..............     312,687
    3,440 Nestle S.A. (Registered)..........................     751,887
   20,960 Novartis AG (Registered)..........................     828,754
   13,800 Roche Holding AG..................................     933,458
                                                             -----------
                                                               3,566,943
                                                             -----------
          TAIWAN -- 2.54%
  208,000 Fubon Financial Holding Co., Ltd..................     172,589
  100,050 Hon Hai Precision Industry Co., Ltd...............     333,500
   41,630 Hon Hai Precision Industry Co., Ltd. GDR..........     277,672
  210,000 +Taipei Bank......................................     191,073
                                                             -----------
                                                                 974,834
                                                             -----------
          THAILAND -- 2.97%
   61,500 Aeon Thana Sinsap Thailand Public Co., Ltd........     243,100
   80,500 Dhipaya Insurance Public Co., Ltd. (Foreign)......     182,363
  532,000 +Siam Commercial Bank Public Co., Ltd. (Foreign)..     285,307
1,051,500 Thai Union Frozen Products Public Co., Ltd.
           (Foreign)........................................     425,364
                                                             -----------
                                                               1,136,134
                                                             -----------
          UNITED KINGDOM -- 10.55%
  271,736 BAE Systems plc...................................     820,478
   47,100 Carpetright plc...................................     466,638
   35,751 GlaxoSmithKline plc...............................     691,531
   26,000 Man Group plc.....................................     406,423
   18,180 Reckitt Benckiser plc.............................     343,078
   22,900 Royal Bank of Scotland Group plc..................     432,150
  197,700 Serco Group plc...................................     435,264
  348,158 Vodafone Group plc................................     446,223
                                                             -----------
                                                               4,041,785
                                                             -----------

 Shares                                                         Value
---------                                                    -----------
COMMON STOCKS -- (continued)
          UNITED STATES -- 1.85%
   23,100 Aflac, Inc........................................ $   708,939
                                                             -----------
          TOTAL COMMON STOCKS (Cost $46,581,007)............  36,045,952
                                                             -----------
PREFERRED STOCKS -- 3.47%
          GERMANY -- 1.27%
   76,200 Prosieben SAT.1 Media AG..........................     487,246
                                                             -----------
          SOUTH KOREA -- 2.20%
   76,400 Hyundai Motor Co., Ltd............................     840,556
                                                             -----------
          TOTAL PREFERRED STOCKS (Cost $1,708,798)..........   1,327,802
                                                             -----------

Principal
 Amount
---------
REPURCHASE AGREEMENT -- 2.00%
 $767,000 #JP Morgan Chase Securities, Inc., Repurchase
           Agreement, 1.67%, dated 9/30/02, due 10/1/02, to
           be repurchased at $767,036 (Cost $767,000).......     767,000
                                                             -----------

TOTAL INVESTMENTS (Cost $49,056,805*).............  99.58% $38,140,754
OTHER ASSETS & LIABILITIES (NET)..................   0.42      159,675
                                                   ------  -----------
NET ASSETS........................................ 100.00% $38,300,429
                                                   ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this schedule of investments.
ADR--American Depositary Receipt
GDR--Global Depositary Receipt
plc--public limited company

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2002 (Unaudited)

International Equity Fund -- (continued)

                                                 % of
                                                 Net      Market
             Sector Diversification             Assets    Value
             ----------------------             ------  -----------
             Consumer Staples..................  15.46% $ 5,923,027
             Financials........................  14.81%   5,672,549
             Health Care.......................  12.01%   4,601,774
             Consumer Discretionary............   9.44%   3,617,451
             Energy............................   9.17%   3,509,874
             Industrials.......................   6.62%   2,535,829
             Consumer Cyclical.................   5.52%   2,113,086
             Utilities.........................   4.71%   1,802,239
             Materials.........................   4.25%   1,626,038
             Technology........................   4.23%   1,618,368
             Transportation....................   3.54%   1,357,129
             Information Technology............   3.40%   1,302,836
             Capital Goods.....................   3.26%   1,247,331
             Repurchase Agreement..............   2.00%     767,000
             Telecommunications................   1.16%     446,223
                                                ------  -----------
             TOTAL INVESTMENTS.................  99.58% $38,140,754
             Other Assets and Liabilities (Net)   0.42      159,675
                                                ------  -----------
             NET ASSETS........................ 100.00% $38,300,429
                                                ======  ===========

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2002 (Unaudited)

High Yield Fund


 Principal                                        Maturity
  Amount                                    Rate    Date      Value
-----------                                -----  -------- ------------
CORPORATE BONDS -- 94.57%
            AIRLINES -- 7.27%
$ 6,330,000 Air Canada Corp............... 10.25% 03/15/11 $  3,449,850
            Atlas Air, Inc.
 14,600,000                                10.75  08/01/05    5,694,000
  4,750,000                                 9.38  11/15/06    1,710,000
  4,073,609 Atlas Air, Inc., Series 991B..  7.63  01/02/15    3,043,271
    200,000 Northwest Airlines Corp.......  7.88  03/15/08       94,000
  1,750,000 Northwest Airlines, Inc.......  8.88  06/01/06      857,500
                                                           ------------
                                                             14,848,621
                                                           ------------
            BUILDING PRODUCTS -- CEMENT/ AGGREGATE -- 2.13%
  6,400,000 Oglebay Norton Co............. 10.00  02/01/09    4,352,000
                                                           ------------
            CABLE TV -- 4.46%
  4,850,000 Charter Communications
             Holdings llc/ Charter
             Communications Holdings
             Capital Corp................. 10.75  10/01/09    3,055,500
            Frontiervision Holdings L.P.,
             Series B, Step Bond, In
             Default
 11,317,000                                11.88  09/15/07    6,054,595
                                                           ------------
                                                              9,110,095
                                                           ------------
            CASINO SERVICES -- 2.25%
  6,250,000 Mikohn Gaming Corp., Series B. 11.88  08/15/08    4,593,750
                                                           ------------
            CELLULAR TELECOM -- 3.75%
  4,000,000 Horizon Pcs, Inc.............. 13.75  06/15/11      760,000
            Nextel Communications, Inc.
  6,200,000                                 9.50  02/01/11    4,634,500
  3,000,000                                 9.38  11/15/09    2,280,000
                                                           ------------
                                                              7,674,500
                                                           ------------
            COMMERCIAL SERVICE -- FINANCE -- 2.19%
  6,060,000 Metris Cos., Inc.............. 10.13  07/15/06    4,484,400
                                                           ------------

 Principal                                        Maturity
  Amount                                    Rate    Date      Value
-----------                                -----  -------- ------------
CORPORATE BONDS -- (continued)
            CONTAINERS -- METAL/GLASS -- 7.64%
            Crown Cork & Seal Co., Inc.
$ 7,500,000                                 8.38% 01/15/05 $  5,587,500
  5,500,000                                 8.00  04/15/23    3,300,000
  9,345,000 US Can Corp., Series B........ 12.38  10/01/10    6,728,400
                                                           ------------
                                                             15,615,900
                                                           ------------
            CONTAINERS -- PAPER/PLASTIC -- 1.01%
  2,300,000 Radnor Holdings Corp., Series
             B............................ 10.00  12/01/03    2,070,000
                                                           ------------
            DIVERSIFIED FINANCIAL SERVICES -- 3.73%
 25,000,000 FINOVA Group, Inc.............  7.50  11/15/09    7,625,000
                                                           ------------
            DIVERSIFIED MINERALS -- 2.31%
            Glencore Nickel Party Ltd.,
             In Default
 19,245,000                                 9.00  12/01/14    4,715,025
                                                           ------------
            ELECTRIC -- GENERATION -- 5.11%
            AES Corp.
 17,150,000                                 9.50  06/01/09    8,918,000
  3,000,000                                 8.88  02/15/11    1,530,000
                                                           ------------
                                                             10,448,000
                                                           ------------
            ELECTRIC -- INTERGRATED -- 3.86%
 25,420,000 Mission Energy Holding Co..... 13.50  07/15/08    7,880,200
                                                           ------------
            ENGINEERING/R&D SERVICES -- 6.22%
 20,850,000 Foster Wheeler llc............  6.75  11/15/05   12,718,500
                                                           ------------
            FINANCE -- OTHER SERVICES -- 6.35%
  7,115,000 IOS Capital, Inc. llc.........  9.75  06/15/04    7,172,610
  9,500,000 Madison River Capital llc/
             Madison River Financial Corp. 13.25  03/01/10    5,795,000
                                                           ------------
                                                             12,967,610
                                                           ------------
            METAL -- ALUMINUM -- 7.77%
 22,343,000 Golden Northwest Aluminum,
             Inc., In Default............. 12.00  12/15/06    8,490,340
 12,533,000 ++Ormet Corp.................. 11.00  08/15/08    7,394,470
                                                           ------------
                                                             15,884,810
                                                           ------------

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2002 (Unaudited)

High Yield Fund -- (continued)

 Principal                                        Maturity
  Amount                                    Rate    Date      Value
-----------                                -----  -------- ------------
CORPORATE BONDS -- (continued)
            MULTI-LINE INSURANCE -- 0.47%
$ 1,000,000 American Financial Group, Inc.  7.13% 04/15/09 $    954,791
                                                           ------------
            OIL -- FIELD SERVICES -- 1.99%
  4,775,000 Halliburton Co. MTN...........  7.53  05/12/17    4,058,750
                                                           ------------
            PIPELINES -- 3.97%
            Williams Cos., Inc.
  3,725,000                                 6.63  11/15/04    2,719,250
  3,250,000                                 6.50  08/01/06    2,080,000
  1,000,000                                 6.25  02/01/06      630,000
  1,000,000                                 6.13  12/01/03      750,000
  3,000,000 **Williams Cos., Inc., Series
             A............................  6.75  01/15/06    1,935,000
                                                           ------------
                                                              8,114,250
                                                           ------------
            PROPERTY/CASUALTY INSURANCE -- 3.65%
 10,650,000 Fremont General Corp., Series
             B............................  7.88  03/17/09    7,455,000
                                                           ------------
            SATELLITE TELECOM -- 3.80%
  8,000,000 Star Choice Communications.... 13.00  12/15/05    7,760,000
                                                           ------------
            SEISMIC DATA COLLECTION -- 1.96%
  4,300,000 Compagnie Generale de
             Geophysique SA............... 10.63  11/15/07    4,015,125
                                                           ------------
            SPECIAL PURPOSE ENTITY -- 2.91%
  7,000,000 IPC Acquisition Corp.......... 11.50  12/15/09    5,950,000
                                                           ------------
            TELECOM EQUIPMENT/FIBER OPTICS -- 0.49%
 12,750,000 Metromedia Fiber Network,
             Inc., In Default............. 10.00  12/15/09       47,813
 32,000,000 Metromedia Fiber Network,
             Inc., Series B, In Default... 10.00  11/15/08      120,000
  8,250,000 Williams Communication Group,
             Inc., In Default............. 10.70  10/01/07      825,000
                                                           ------------
                                                                992,813
                                                           ------------

 Principal                                        Maturity
  Amount                                    Rate    Date      Value
-----------                                -----  -------- ------------
CORPORATE BONDS -- (continued)
            TELECOM SERVICES -- 3.18%
$ 6,540,972 Global Crossing Holding Ltd.
             PIK, In Default.............. 10.50%          $        654
            Global Crossing North
             America, Inc., In Default
 32,730,000                                 7.25  05/15/04    2,291,100
 55,644,000                                 6.00  10/15/03    3,895,080
            GT Group Telecom, Inc., Step
             Bond, In Default
 10,000,000                                13.25  02/01/10        1,000
 17,000,000                                13.25  02/01/10        1,700
  3,400,000 Leap Wireless International,
             Inc.......................... 12.50  04/15/10      314,500
                                                           ------------
                                                              6,504,034
                                                           ------------
            TELEPHONE -- INTEGRATED -- 1.25%
  3,000,000 ++TSI Telecommuni cation
             Services, Inc. Series B...... 12.75  02/01/09    2,550,000
                                                           ------------
            TELEVISION -- 3.59%
  1,490,000 Pegasus Communications Corp.,
             Series B..................... 12.50  08/01/07      670,500
 14,795,000 Pegasus Satellite
             Communications, Inc.......... 12.38  08/01/06    6,657,750
                                                           ------------
                                                              7,328,250
                                                           ------------
            TRANSPORTATION -- EQUIPMENT & LEASING -- 1.26%
 28,645,000 Anthony Crane Rental L.P.,
             Series B..................... 10.38% 08/01/08    2,578,050
                                                           ------------
            TOTAL CORPORATE BONDS (Cost $273,714,979).....  193,249,474
                                                           ------------
U.S. GOVERNMENT AGENCY
 OBLIGATIONS -- 4.85%
  9,900,000 Federal Home Loan Bank (Cost
             $9,900,000)                    1.50  10/01/02    9,900,000
                                                           ------------

                      See Notes to Financial Statements.

Excelsior Funds Trust
Schedule of Investments
September 30, 2002 (Unaudited)

High Yield Fund -- (continued)

                                                                          Maturity
Shares                                                          Rate        Date        Value
------                                                          ----      --------     -------
WARRANTS -- 0.01%
10,000              +GT Group Telecom, Inc., Class B, Expires
                     02/01/10......................................................... $ 6,250
67,340              +Loral Space & Communications, Expires
                     12/26/06.........................................................   3,367
 8,500              +Mikohn Gaming Warrants, Expires 8/15/08..........................   8,500
                                                                                       -------
                    TOTAL WARRANTS (Cost $207,500)....................................  18,117
                                                                                       -------

TOTAL INVESTMENTS (Cost $283,822,479*)............  99.43% $203,167,591
OTHER ASSETS & LIABILITIES (NET)..................   0.57     1,173,412
                                                   ------  ------------
NET ASSETS........................................ 100.00% $204,341,003
                                                   ======  ============

--------
* Aggregate cost for Federal income and book tax purposes.
**Variable Rate Security--The rate reported is the rate in effect as of
  September 30, 2002.
+ Non-income producing security
++Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2002, these securities amounted to $9,944,470 or 4.87% of net assets.
In Default--Security in default on interest payments.
L.P.--Limited Partnership
llc--Limited Liability Company
MTN--Medium Term Note
PIK--Pay-in-Kind
Step Bond--Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2002. Maturity date is the ultimate maturity.

                      See Notes to Financial Statements.

Excelsior Funds Trust
Statements of Assets and Liabilities
September 30, 2002 (Unaudited)


                                                                                           Mid Cap       Optimum
                                                                             Equity         Value        Growth
                                                                              Fund          Fund          Fund
                                                                          ------------  ------------  ------------
ASSETS:
  Investments, at cost -- see accompanying
   Schedule of Investments............................................... $ 86,312,297  $125,395,983  $ 33,771,731
                                                                          ============  ============  ============
  Investments, in securities, at value (excluding Repurchase Agreements)
   (Note 1a)............................................................. $ 65,694,692  $104,062,964  $ 28,615,082
  Repurchase agreements, at value (Note 1f)..............................      512,000     4,308,000     1,905,000
  Cash...................................................................          759           394            26
  Dividends receivable...................................................       91,213        81,200        21,149
  Interest receivable....................................................           24           200            88
  Receivable for investment securities sold..............................    1,296,902            --            --
  Receivable for fund shares sold........................................           --        48,283        30,351
  Receivable due from Adviser............................................        7,504            --        22,834
                                                                          ------------  ------------  ------------
   Total Assets..........................................................   67,603,094   108,501,041    30,594,530
LIABILITIES:
  Payable for investments purchased......................................           --       272,663            --
  Payable for fund shares redeemed.......................................       18,934       101,809           981
  Investment Advisory fees payable (Note 2a).............................           --        22,836            --
  Administration fees payable (Note 2b)..................................        7,188        10,541         3,206
  Administrative servicing fees payable (Note 2d)........................          202        40,536        15,020
  Trustees' fees and expenses payable (Note 2g)..........................          479           766           215
  Accrued expenses and other liabilities.................................       20,163        26,912       175,522
                                                                          ------------  ------------  ------------
   Total Liabilities.....................................................       46,966       476,063       194,944
                                                                          ------------  ------------  ------------
Net Assets............................................................... $ 67,556,128  $108,024,978  $ 30,399,586
                                                                          ============  ============  ============
Net Assets consist of:
  Par value.............................................................. $        118  $        111  $         38
  Paid in capital in excess of par value.................................   98,513,412   130,968,226    44,389,938
  Undistributed net investment income....................................      176,844        62,935         3,586
  Accumulated net realized (loss) on investments.........................  (11,028,641)   (5,981,275)  (10,742,327)
  Unrealized (depreciation) of investments and foreign currency
   translations..........................................................  (20,105,605)  (17,025,019)   (3,251,649)
                                                                          ------------  ------------  ------------
Net Assets............................................................... $ 67,556,128  $108,024,978  $ 30,399,586
                                                                          ============  ============  ============
Net Assets:
  Institutional Shares................................................... $ 67,556,128  $ 47,200,643  $ 25,439,431
  Shares.................................................................           --    60,824,335     4,960,155
Shares outstanding (Unlimited number of $0.00001 par value shares authorized for each Fund):
  Institutional Shares...................................................   11,838,874     4,860,506     3,185,199
  Shares.................................................................           --     6,265,533       631,687
Net Asset Value Per Share (net assets / shares outstanding):
  Institutional Shares...................................................        $5.71         $9.71         $7.99
                                                                                 =====         =====         =====
  Shares.................................................................           --         $9.71         $7.85
                                                                          =                    =====         =====


                      See Notes to Financial Statements.

Excelsior Funds Trust
Statements of Assets and Liabilities -- (continued)
September 30, 2002 (Unaudited)

                                                                           Total Return International     High
                                                                Income         Bond        Equity         Yield
                                                                 Fund          Fund         Fund          Fund
                                                             ------------  ------------ ------------- ------------
ASSETS:
 Investments, at cost -- see accompanying Schedule of
   Investments.............................................. $110,933,532  $299,876,396 $ 49,056,805  $283,822,479
                                                             ============  ============ ============  ============
 Investments, in securities, at value (excluding repurchase
   agreements) (Note 1a).................................... $116,075,881  $310,520,340 $ 37,373,754  $203,167,591
 Repurchase agreements, at value (Note 1f)..................           --     5,059,000      767,000            --
 Foreign currency at value (Cost $1,937)....................           --            --        1,895            --
 Cash.......................................................           32        83,211           --       338,842
 Dividends receivable.......................................           --            --       79,597            --
 Interest receivable........................................      927,606     2,773,235           35     7,879,841
 Receivable for investment securities sold..................           --            --           --       800,000
 Receivable for fund shares sold............................           --            --           --       418,254
 Unrealized gains on foreign currency contracts (Note 1b)...           --            --      108,272            --
 Foreign withholding tax receivable.........................           --            --       90,337            --
 Receivable due from Adviser................................       13,975        37,113        8,925            --
                                                             ------------  ------------ ------------  ------------
   Total Assets.............................................  117,017,494   318,472,899   38,429,815   212,604,528
LIABILITIES:
 Payable for investments purchased..........................           --    13,403,847       87,798       687,656
 Payable for fund shares redeemed...........................        7,037        49,612        1,146     1,805,825
 Dividends payable..........................................      518,039     1,104,265           --     5,354,936
 Investment Advisory fees payable (Note 2a).................           --            --           --        75,759
 Administration fees payable (Note 2b)......................       10,930        28,689        5,657        19,746
 Administrative servicing fees payable (Note 2d)............           29           272           84       169,816
 Trustees' fees and expenses payable (Note 2g)..............          826         2,154          272         1,455
 Due to custodian bank......................................           --            --        2,585            --
 Accrued expenses and other liabilities.....................       15,302        33,018       31,844       148,332
                                                             ------------  ------------ ------------  ------------
   Total Liabilities........................................      552,163    14,621,857      129,386     8,263,525
                                                             ------------  ------------ ------------  ------------
Net Assets.................................................. $116,465,331  $303,851,042 $ 38,300,429  $204,341,003
                                                             ============  ============ ============  ============
Net Assets consist of:
 Par value.................................................. $        161  $        391 $         85  $        442
 Paid in capital in excess of par value.....................  111,541,617   286,631,458   69,909,428   292,827,564
 Undistributed net investment income........................        2,599         3,982      130,110         4,869
 Accumulated net realized gain (loss) on investments........     (221,395)    1,512,267  (20,938,773)   (7,836,984)
 Unrealized appreciation (depreciation) of investments and
   foreign currency translations............................    5,142,349    15,702,944  (10,800,421)  (80,654,888)
                                                             ------------  ------------ ------------  ------------
Net Assets.................................................. $116,465,331  $303,851,042 $ 38,300,429  $204,341,003
                                                             ============  ============ ============  ============
Net Assets:
 Institutional Shares....................................... $116,465,331  $303,851,042 $ 38,300,429  $ 52,367,510
 Shares.....................................................           --            --           --   151,973,493
Shares outstanding (Unlimited number of $0.00001 par value
 shares authorized for each Fund):
 Institutional Shares.......................................   16,086,733    39,026,121    8,591,989    11,318,592
 Shares.....................................................           --            --           --    32,881,089
Net Asset Value Per Share (net assets / shares outstanding):
 Institutional Shares.......................................        $7.24         $7.79        $4.46         $4.63
                                                                    =====         =====        =====         =====
 Shares.....................................................           --            --           --         $4.62
                                                                    =====         =====        =====         =====


                      See Notes to Financial Statements.

Excelsior Funds Trust
Statements of Operations
Six Months Ended September 30, 2002 (Unaudited)


                                                       Mid Cap       Optimum                Total Return International
                                         Equity         Value        Growth       Income        Bond        Equity
                                          Fund          Fund          Fund         Fund         Fund         Fund
                                      ------------  ------------  ------------  ----------  ------------ -------------
Investment Income:
  Dividend income.................... $    605,635  $    656,698  $    144,796  $       --  $        --  $    662,411
  Interest income....................       27,963        88,877        16,074   3,500,169    8,711,801        10,894
  Less: Foreign taxes withheld.......       (3,044)       (3,668)           --          --           --       (72,581)
                                      ------------  ------------  ------------  ----------  -----------  ------------
   Total Income......................      630,554       741,907       160,870   3,500,169    8,711,801       600,724
Expenses:
  Investment advisory fees
   (Note 2a).........................      275,287       278,221        89,872     318,751      846,954       218,000
  Administration fees
   (Note 2b).........................       61,024        83,507         3,064      85,998      208,716        18,576
  Registration and filing fees.......        4,430        12,388        11,737       8,347        9,979         7,542
  Custodian fees.....................        4,213         3,841           604       9,037       13,853        21,126
  Legal and audit fees...............        4,096         6,067         1,986       6,722       16,013         3,112
  Trustee's fees and expenses
   (Note 2g).........................        3,791         3,797         1,434       4,362        8,847         1,962
  Shareholder servicing agent fees...        2,646        26,841        20,243       3,164        8,344         2,255
  Prospectus and shareholder
   reports...........................        2,596         8,607         2,101       4,200       10,380         1,647
  Administrative servicing fees
   (Note 2d).........................          130        67,136        23,837          91        5,945            80
  Administrative servicing fees --
   Shares (Note 2d)..................           --        82,970         8,384          --           --            --
  Miscellaneous expenses.............        2,210         4,147         2,046       4,146       10,118         2,570
                                      ------------  ------------  ------------  ----------  -----------  ------------
   Total Expenses....................      360,423       577,522       165,308     444,818    1,139,149       276,870
  Fees waived and reimbursed by:
   Investment adviser
    (Note 2).........................      (52,112)           --            --    (131,140)    (352,306)      (60,794)
   Administrators
    (Note 2).........................      (17,750)      (24,277)       (8,024)    (23,842)     (60,286)      (10,055)
                                      ------------  ------------  ------------  ----------  -----------  ------------
   Net Expenses......................      290,561       553,245       157,284     289,836      726,557       206,021
                                      ------------  ------------  ------------  ----------  -----------  ------------
Net Investment Income................      339,993       188,662         3,586   3,210,333    7,985,244       394,703
                                      ------------  ------------  ------------  ----------  -----------  ------------
Realized And Unrealized Gain (Loss)
 (Note 1):
  Net realized (loss) on security
   transactions......................   (9,405,625)   (5,917,674)   (6,021,002)   (612,737)     (18,911)   (7,884,290)
  Net realized (loss) on foreign
   currency transactions.............           --            --            --          --           --       (17,230)
  Change in unrealized appreciation/
   depreciation of investments and
   foreign currency translations
   during the period.................  (15,648,870)  (32,492,911)   (9,355,754)  5,781,121   16,444,719    (4,637,522)
                                      ------------  ------------  ------------  ----------  -----------  ------------
Net Realized and Unrealized Gain
 (Loss)..............................  (25,054,495)  (38,410,585)  (15,376,756)  5,168,384   16,425,808   (12,539,042)
                                      ------------  ------------  ------------  ----------  -----------  ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations........... $(24,714,502) $(38,221,923) $(15,373,170) $8,378,717  $24,411,052  $(12,144,339)
                                      ============  ============  ============  ==========  ===========  ============

                                          High
                                          Yield
                                          Fund
                                      ------------
Investment Income:
  Dividend income.................... $         --
  Interest income....................   32,250,334
  Less: Foreign taxes withheld.......           --
                                      ------------
   Total Income......................   32,250,334
Expenses:
  Investment advisory fees
   (Note 2a).........................      783,073
  Administration fees
   (Note 2b).........................      182,880
  Registration and filing fees.......       18,862
  Custodian fees.....................       10,571
  Legal and audit fees...............       14,121
  Trustee's fees and expenses
   (Note 2g).........................        7,147
  Shareholder servicing agent fees...        9,958
  Prospectus and shareholder
   reports...........................       11,628
  Administrative servicing fees
   (Note 2d).........................       93,875
  Administrative servicing fees --
   Shares (Note 2d)..................      219,356
  Miscellaneous expenses.............        6,561
                                      ------------
   Total Expenses....................    1,358,032
  Fees waived and reimbursed by:
   Investment adviser
    (Note 2).........................     (183,464)
   Administrators
    (Note 2).........................      (46,165)
                                      ------------
   Net Expenses......................    1,128,403
                                      ------------
Net Investment Income................   31,121,931
                                      ------------
Realized And Unrealized Gain (Loss)
 (Note 1):
  Net realized (loss) on security
   transactions......................   (1,134,517)
  Net realized (loss) on foreign
   currency transactions.............           --
  Change in unrealized appreciation/
   depreciation of investments and
   foreign currency translations
   during the period.................  (64,990,228)
                                      ------------
Net Realized and Unrealized Gain
 (Loss)..............................  (66,124,745)
                                      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations........... $(35,002,814)
                                      ============


                      See Notes to Financial Statements.

Excelsior Funds Trust
Statements of Changes in Net Assets


                                                               Equity Fund             Mid Cap Value Fund
                                                       --------------------------  --------------------------
                                                        Six Months                  Six Months
                                                           Ended                       Ended
                                                       September 30,  Year Ended   September 30,  Year Ended
                                                           2002       March 31,        2002       March 31,
                                                        (Unaudited)      2002       (Unaudited)      2002
                                                       ------------- ------------  ------------- ------------
Operations:
  Net investment income (loss)........................ $    339,993  $    495,759  $    188,662  $    171,635
  Net realized gain (loss) on investments.............   (9,405,625)    1,542,903    (5,917,674)      (54,685)
  Change in unrealized appreciation/depreciation of
   investments during the period......................  (15,648,870)   (7,161,225)  (32,492,911)   10,367,219
                                                       ------------  ------------  ------------  ------------
    Net increase (decrease) in net assets resulting
     from operations..................................  (24,714,502)   (5,122,563)  (38,221,923)   10,484,169
Distributions to shareholders:
  From net investment income
   Institutional Shares...............................     (284,387)     (436,443)      (91,289)     (143,203)
   Shares.............................................           --            --       (63,715)      (18,703)
  From net realized gains
   Institutional Shares...............................           --    (8,455,737)           --    (1,476,213)
   Shares.............................................           --            --            --      (530,339)
                                                       ------------  ------------  ------------  ------------
    Total distributions to shareholders...............     (284,387)   (8,892,180)     (155,004)   (2,168,458)
                                                       ------------  ------------  ------------  ------------
Transactions in Shares of Beneficial Interest:
  Net proceeds from shares sold
   Institutional shares...............................    1,848,808    23,237,606    12,564,832    18,149,721
   Shares.............................................           --            --    43,464,213    47,777,579
  Reinvestment of dividends
   Institutional shares...............................          133        92,803           721         8,216
   Shares.............................................           --            --        11,813       122,470
  Cost of shares redeemed
   Institutional shares...............................   (9,720,114)  (31,462,553)   (2,544,736)  (10,565,761)
   Shares.............................................           --            --   (11,472,527)   (2,794,247)
                                                       ------------  ------------  ------------  ------------
    Net increase (decrease) in net assets from
     beneficial interest transactions.................   (7,871,173)   (8,132,144)   42,024,316    52,697,978
                                                       ------------  ------------  ------------  ------------
    Total Increase (Decrease) in Net Assets...........  (32,870,062)  (22,146,887)    3,647,389    61,013,689
Net Assets:
  Beginning of period.................................  100,426,190   122,573,077   104,377,589    43,363,900
                                                       ------------  ------------  ------------  ------------
  End of period(a).................................... $ 67,556,128  $100,426,190  $108,024,978  $104,377,589
                                                       ============  ============  ============  ============
Capital Share Transactions:
  Shares sold
   Institutional Shares...............................      265,316     2,783,811     1,014,247     1,471,408
   Shares.............................................           --            --     3,511,935     3,807,364
  Shares issued for dividend reinvestment
   Institutional Shares...............................           19        11,673            58           669
   Shares.............................................           --            --           965         9,948
  Shares redeemed
   Institutional Shares...............................   (1,507,782)   (3,734,957)     (212,378)     (838,282)
   Shares.............................................           --            --    (1,044,290)     (218,195)
                                                       ------------  ------------  ------------  ------------
Net Increase (Decrease) in Shares Outstanding.........   (1,242,447)     (939,473)    3,270,537     4,232,912
                                                       ============  ============  ============  ============
--------
(a) Including undistributed net investment
   income............................................. $    176,844  $    121,238  $     62,935  $     29,277

                                                           Optimum Growth Fund
                                                       --------------------------
                                                        Six Months
                                                           Ended
                                                       September 30,  Year Ended
                                                           2002       March 31,
                                                        (Unaudited)      2002
                                                       ------------- ------------
Operations:
  Net investment income (loss)........................ $      3,586  $    (83,607)
  Net realized gain (loss) on investments.............   (6,021,002)   (2,208,480)
  Change in unrealized appreciation/depreciation of
   investments during the period......................   (9,355,754)   (1,101,689)
                                                       ------------  ------------
    Net increase (decrease) in net assets resulting
     from operations..................................  (15,373,170)   (3,393,776)
Distributions to shareholders:
  From net investment income
   Institutional Shares...............................           --            --
   Shares.............................................           --            --
  From net realized gains
   Institutional Shares...............................           --            --
   Shares.............................................           --            --
                                                       ------------  ------------
    Total distributions to shareholders...............           --            --
                                                       ------------  ------------
Transactions in Shares of Beneficial Interest:
  Net proceeds from shares sold
   Institutional shares...............................    2,317,238    12,986,035
   Shares.............................................      734,882     2,487,961
  Reinvestment of dividends
   Institutional shares...............................           --            --
   Shares.............................................           --            --
  Cost of shares redeemed
   Institutional shares...............................   (3,556,660)  (12,843,179)
   Shares.............................................   (1,748,616)   (6,453,423)
                                                       ------------  ------------
    Net increase (decrease) in net assets from
     beneficial interest transactions.................   (2,253,156)   (3,822,606)
                                                       ------------  ------------
    Total Increase (Decrease) in Net Assets...........  (17,626,326)   (7,216,382)
Net Assets:
  Beginning of period.................................   48,025,912    55,242,294
                                                       ------------  ------------
  End of period(a).................................... $ 30,399,586  $ 48,025,912
                                                       ============  ============
Capital Share Transactions:
  Shares sold
   Institutional Shares...............................      237,001       996,521
   Shares.............................................       69,203       198,283
  Shares issued for dividend reinvestment
   Institutional Shares...............................           --            --
   Shares.............................................           --            --
  Shares redeemed
   Institutional Shares...............................     (337,905)     (912,437)
   Shares.............................................     (181,362)     (478,527)
                                                       ------------  ------------
Net Increase (Decrease) in Shares Outstanding.........     (213,063)     (196,160)
                                                       ============  ============
--------
(a) Including undistributed net investment
   income............................................. $      3,586            --


                      See Notes to Financial Statements.

Excelsior Funds Trust
Statements of Changes in Net Assets -- (continued)




                                                                     Income Fund           Total Return Bond Fund
                                                             --------------------------  --------------------------
                                                              Six Months                  Six Months
                                                                 Ended                       Ended
                                                             September 30,  Year Ended   September 30,  Year Ended
                                                                 2002       March 31,        2002       March 31,
                                                              (Unaudited)      2002       (Unaudited)      2002
                                                             ------------- ------------  ------------- ------------
Operations:
 Net investment income...................................... $  3,210,333  $  6,019,921  $  7,985,244  $ 17,348,316
 Net realized gain (loss) on
  investments...............................................     (612,737)    1,600,884       (18,911)    7,581,537
 Net realized (loss) on foreign
  currency transactions.....................................           --            --            --            --
 Change in unrealized appreciation/
  depreciation of investments
  during the period.........................................    5,781,121    (2,356,795)   16,444,719   (10,318,137)
                                                             ------------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations.............................................    8,378,717     5,264,010    24,411,052    14,611,716
Distributions to shareholders:
 From net investment income
   Institutional Shares.....................................   (3,268,551)   (6,039,057)   (8,112,480)  (17,290,280)
   Shares...................................................           --            --            --            --
 From net realized gains
   Institutional Shares.....................................           --      (721,083)           --      (244,970)
   Shares...................................................           --            --            --            --
                                                             ------------  ------------  ------------  ------------
    Total distributions to
     shareholders...........................................   (3,268,551)   (6,760,140)   (8,112,480)  (17,535,250)
                                                             ------------  ------------  ------------  ------------
Transactions in Shares of Beneficial
 Interest:
 Net proceeds from shares sold
   Institutional shares.....................................   16,264,874    10,713,943    34,283,668    54,426,741
   Shares...................................................           --            --            --            --
 Reinvestment of dividends
   Institutional shares.....................................       65,657       148,355       559,452       700,096
   Shares...................................................           --            --            --            --
 Cost of shares redeemed
   Institutional shares.....................................  (16,284,260)   (5,249,861)  (32,841,496)  (71,534,900)
   Shares...................................................           --            --            --            --
                                                             ------------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets from beneficial interest
     transactions...........................................       46,271     5,612,437     2,001,624   (16,408,063)
                                                             ------------  ------------  ------------  ------------
     Total Increase (Decrease) in
      Net Assets............................................    5,156,437     4,116,307    18,300,196   (19,331,597)
Net Assets:
 Beginning of period........................................  111,308,894   107,192,587   285,550,846   304,882,443
                                                             ------------  ------------  ------------  ------------
 End of period(a)........................................... $116,465,331  $111,308,894  $303,851,042  $285,550,846
                                                             ============  ============  ============  ============
Capital Share Transactions:
 Shares sold
   Institutional Shares.....................................    2,290,134     1,509,508     4,545,201     7,293,083
   Shares...................................................           --            --            --            --
 Shares issued for dividend
  reinvestment
     Institutional Shares...................................        9,233        21,043        73,268        93,297
     Shares.................................................           --            --            --            --
 Shares redeemed
   Institutional Shares.....................................   (2,283,800)     (742,856)   (4,356,242)   (9,493,643)
   Shares...................................................           --            --            --            --
                                                             ------------  ------------  ------------  ------------
Net Increase (Decrease) in Shares
 Outstanding................................................       15,567       787,695       262,227    (2,107,263)
                                                             ============  ============  ============  ============
--------
(a) Including undistributed
              (distributions in excess of) net
              investment income............................. $      2,599  $     33,726  $      3,982  $    131,958

                                                              International Equity Fund        High Yield Fund
                                                             --------------------------  --------------------------
                                                              Six Months                  Six Months
                                                                 Ended                       Ended
                                                             September 30,  Year Ended   September 30,  Year Ended
                                                                 2002       March 31,        2002       March 31,
                                                              (Unaudited)      2002       (Unaudited)      2002
                                                             ------------- ------------  ------------- ------------
Operations:
 Net investment income...................................... $    394,703  $    445,996  $ 31,121,931  $ 24,946,088
 Net realized gain (loss) on
  investments...............................................   (7,884,290)  (12,985,044)   (1,134,517)   (6,702,466)
 Net realized (loss) on foreign
  currency transactions.....................................      (17,230)       (7,644)           --        (8,964)
 Change in unrealized appreciation/
  depreciation of investments
  during the period.........................................   (4,637,522)    4,147,088   (64,990,228)  (14,908,765)
                                                             ------------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations.............................................  (12,144,339)   (8,399,604)  (35,002,814)    3,325,893
Distributions to shareholders:
 From net investment income
   Institutional Shares.....................................     (234,405)     (617,532)   (7,368,783)   (5,187,487)
   Shares...................................................           --            --   (24,002,303)  (19,494,900)
 From net realized gains
   Institutional Shares.....................................           --    (1,981,960)           --      (218,717)
   Shares...................................................           --            --            --      (801,015)
                                                             ------------  ------------  ------------  ------------
    Total distributions to
     shareholders...........................................     (234,405)   (2,599,492)  (31,371,086)  (25,702,119)
                                                             ------------  ------------  ------------  ------------
Transactions in Shares of Beneficial
 Interest:
 Net proceeds from shares sold
   Institutional shares.....................................    3,826,205     6,499,067    22,605,618    38,367,544
   Shares...................................................           --            --    57,068,918   154,691,471
 Reinvestment of dividends
   Institutional shares.....................................        1,836        27,890       402,514       240,458
   Shares...................................................           --            --     1,778,159     1,355,149
 Cost of shares redeemed
   Institutional shares.....................................   (5,554,268)  (17,362,142)   (3,046,181)   (3,806,162)
   Shares...................................................           --            --   (29,225,340)  (22,873,383)
                                                             ------------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets from beneficial interest
     transactions...........................................   (1,726,227)  (10,835,185)   49,583,688   167,975,077
                                                             ------------  ------------  ------------  ------------
     Total Increase (Decrease) in
      Net Assets............................................  (14,104,971)  (21,834,281)  (16,790,212)  145,598,851
Net Assets:
 Beginning of period........................................   52,405,400    74,239,681   221,131,215    75,532,364
                                                             ------------  ------------  ------------  ------------
 End of period(a)........................................... $ 38,300,429  $ 52,405,400  $204,341,003  $221,131,215
                                                             ============  ============  ============  ============
Capital Share Transactions:
 Shares sold
   Institutional Shares.....................................      673,045     1,118,370     4,027,418     5,863,484
   Shares...................................................           --            --    10,204,251    23,197,321
 Shares issued for dividend
  reinvestment
     Institutional Shares...................................          326         4,360        73,204        37,786
     Shares.................................................           --            --       337,010       207,308
 Shares redeemed
   Institutional Shares.....................................   (1,042,045)   (2,879,862)     (557,603)     (585,500)
   Shares...................................................           --            --    (5,550,648)   (3,455,850)
                                                             ------------  ------------  ------------  ------------
Net Increase (Decrease) in Shares
 Outstanding................................................     (368,674)   (1,757,132)    8,533,632    25,264,549
                                                             ============  ============  ============  ============
--------
(a) Including undistributed
              (distributions in excess of) net
              investment income............................. $    130,110  $    (12,958) $      4,869  $    254,024


                      See Notes to Financial Statements.

Excelsior Funds Trust
Financial Highlights



Selected data for a share outstanding throughout each period are as follows:
                                                                 Equity Fund
                                   --------------------------------------------------------------------------
                                    Six Months
                                       Ended
                                   September 30,    Year Ended   Year Ended   Year Ended  Year Ended  Year Ended
                                       2002         March 31,    March 31,    March 31,   March 31,   March 31,
                                    (Unaudited)        2002         2001         2000        1999        1998
                                   -------------    ----------   ----------   ----------  ----------  ----------
Net Asset Value, Beginning of
 Period...........................    $  7.68        $   8.74     $  17.48     $  14.96    $  12.69    $   9.65
                                      -------        --------     --------     --------    --------    --------
Investment Operations:
  Net investment income.........         0.03            0.04         0.02         0.02        0.04        0.05
  Net realized and unrealized
   gain (loss) on investments...        (1.98)          (0.41)       (4.30)        3.73        2.47        4.67
                                      -------        --------     --------     --------    --------    --------
   Total From Investment
    Operations..................        (1.95)          (0.37)       (4.28)        3.75        2.51        4.72
                                      -------        --------     --------     --------    --------    --------
Distributions:
  From net investment
   income.......................        (0.02)          (0.03)       (0.02)       (0.03)      (0.04)      (0.06)
  From net realized gains.......           --           (0.66)       (4.44)       (1.20)      (0.20)      (1.62)
                                      -------        --------     --------     --------    --------    --------
   Total Distributions..........        (0.02)          (0.69)       (4.46)       (1.23)      (0.24)      (1.68)
                                      -------        --------     --------     --------    --------    --------
Net Asset Value, End of
 Period...........................    $  5.71        $   7.68     $   8.74     $  17.48    $  14.96    $  12.69
                                      =======        ========     ========     ========    ========    ========
Total Return......................     (25.42)%(2)      (4.51)%     (29.47)%      25.75%      20.13%      51.58%
                                      =======        ========     ========     ========    ========    ========
Ratios and Supplement Data:
Ratios to Average Net Assets
  Net Expenses..................         0.69%(3)        0.70%        0.70%        0.70%       0.70%       0.70%
  Gross Expenses (1)............         0.86%(3)        0.89%        0.88%        0.90%       0.90%       0.90%
  Net Investment Income.........         0.81%(3)        0.43%        0.16%        0.13%       0.28%       0.46%
Portfolio Turnover................         40%(3)          29%          30%          27%         37%         26%
Net Assets at end of Period
 (000's omitted)..................    $67,556        $100,426     $122,573     $211,601    $180,110    $138,328
--------
(1)Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
(2)Not annualized.
(3)Annualized.


                      See Notes to Financial Statements.

Excelsior Funds Trust
Financial Highlights



Selected data for a share outstanding throughout each period are as follows:
                                                        Mid Cap Value Fund--Institutional Shares
                                         ----------------------------------------------------------------------
                                          Six Months
                                             Ended
                                         September 30,   Year Ended  Year Ended Year Ended Year Ended Year Ended
                                             2002        March 31,   March 31,  March 31,  March 31,  March 31,
                                          (Unaudited)       2002        2001       2000       1999       1998
                                         -------------   ----------  ---------- ---------- ---------- ----------
Net Asset Value, Beginning of Period....    $ 13.28       $ 11.97     $ 21.32    $ 15.33    $ 16.12    $ 11.33
                                            -------       -------     -------    -------    -------    -------
Investment Operations:
 Net investment income..................       0.03(2)       0.04(2)     0.40       0.06       0.13       0.11
 Net realized and unrealized gain
   (loss) on investments................      (3.58)(2)      1.67(2)    (1.27)      6.34       0.52       5.59
                                            -------       -------     -------    -------    -------    -------
   Total From Investment Operations.....      (3.55)         1.71       (0.87)      6.40       0.65       5.70
                                            -------       -------     -------    -------    -------    -------
Distributions:
 From net investment income.............      (0.02)        (0.04)      (0.40)     (0.09)     (0.12)     (0.11)
 From net realized gains................         --         (0.36)      (8.08)     (0.32)     (1.32)     (0.80)
                                            -------       -------     -------    -------    -------    -------
   Total Distributions..................      (0.02)        (0.40)      (8.48)     (0.41)     (1.44)     (0.91)
                                            -------       -------     -------    -------    -------    -------
Net Asset Value, End of Period..........    $  9.71       $ 13.28     $ 11.97    $ 21.32    $ 15.33    $ 16.12
                                            =======       =======     =======    =======    =======    =======
Total Return............................     (26.76)%(3)    14.53%      (1.99)%    41.92%      4.80%     51.67%
                                            =======       =======     =======    =======    =======    =======
Ratios and Supplement Data:
Ratios to Average Net Assets
 Net Expenses...........................       0.78%(4)      0.80%       0.80%      0.80%      0.70%      0.70%
 Gross Expenses (1).....................       0.82%(4)      0.95%       0.96%      0.95%      0.97%      1.00%
 Net Investment Income..................       0.45%(4)      0.33%       2.27%      0.31%      0.87%      0.81%
Portfolio Turnover......................         20%(4)        24%         95%        45%        55%        51%
Net Assets at end of Period (000's
 omitted)...............................    $47,201       $53,900     $40,993    $53,978    $39,307    $34,766
--------
(1)Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
(2)For comparative purposes per share amounts are based on average shares outstanding.
(3)Not annualized.
(4)Annualized.


                      See Notes to Financial Statements.

Excelsior Funds Trust
Financial Highlights



Selected data for a share outstanding throughout each period are as follows:
                                                  Optimum Growth Fund--Institutional Shares
                                   ---------------------------------------------------------------------------
                                    Six Months
                                       Ended
                                   September 30,    Year Ended    Year Ended  Year Ended  Year Ended  Year Ended
                                       2002         March 31,     March 31,   March 31,   March 31,   March 31,
                                    (Unaudited)        2002          2001        2000        1999        1998
                                   -------------    ----------    ----------  ----------  ----------  ----------
Net Asset Value, Beginning of
 Period...........................    $ 11.95        $ 13.11       $ 30.83     $ 27.55     $ 16.33     $ 10.19
                                      -------        -------       -------     -------     -------     -------
Investment Operations:
  Net investment income
   (loss).......................           -- (2)      (0.01)(2)     (0.06)      (0.05)         --        0.03
  Net realized and unrealized
   gain (loss) on
   investments..................        (3.96)(2)      (1.15)(2)    (12.21)       7.21       11.22        6.15
                                      -------        -------       -------     -------     -------     -------
   Total From Investment
    Operations..................        (3.96)         (1.16)       (12.27)       7.16       11.22        6.18
                                      -------        -------       -------     -------     -------     -------
Distributions:
  From net investment
   income.......................           --             --            --          --          --       (0.04)
  From net realized gains.......           --             --         (5.45)      (3.88)         --          --
                                      -------        -------       -------     -------     -------     -------
   Total Distributions..........           --             --         (5.45)      (3.88)         --       (0.04)
                                      -------        -------       -------     -------     -------     -------
Net Asset Value, End of
 Period...........................    $  7.99        $ 11.95       $ 13.11     $ 30.83     $ 27.55     $ 16.33
                                      =======        =======       =======     =======     =======     =======
Total Return......................     (33.14)%(3)     (8.85)%      (45.26)%     27.66%      68.74%      60.85%
                                      =======        =======       =======     =======     =======     =======
Ratios and Supplement Data:
Ratios to Average Net Assets
  Net Expenses..................         0.79%(4)       0.78%         0.80%       0.80%       0.71%       0.70%
  Gross Expenses (1)............         0.83%(4)       1.05%         0.95%       0.93%       0.93%       0.97%
  Net Investment Income.........         0.07%(4)      (0.11)%       (0.28)%     (0.18)%      0.00%       0.23%
Portfolio Turnover................         42%(4)         43%           46%         44%         22%         19%
Net Assets at end of Period
 (000's omitted)..................    $25,439        $39,277       $41,994     $85,889     $88,045     $51,441
--------
(1)Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
(2)For comparative purposes per share amounts are based on average shares outstanding.
(3)Not annualized.
(4)Annualized.


                      See Notes to Financial Statements.

Excelsior Funds Trust
Financial Highlights



Selected data for a share outstanding throughout each period are as follows:
                                                                Income Fund
                                   ----------------------------------------------------------------------------
                                    Six Months
                                       Ended
                                   September 30,    Year Ended   Year Ended   Year Ended  Year Ended  Year Ended
                                       2002         March 31,    March 31,    March 31,   March 31,   March 31,
                                    (Unaudited)        2002         2001         2000        1999        1998
                                   -------------    ----------   ----------   ----------  ----------  ----------
Net Asset Value, Beginning of
 Period...........................   $   6.93        $   7.01     $   6.66     $  7.00     $  7.23     $  6.90
                                     --------        --------     --------     -------     -------     -------
Investment Operations:
  Net investment income.........         0.20            0.40         0.43        0.41        0.40        0.44
  Net realized and unrealized
   gain (loss) on
   investments..................         0.31           (0.04)        0.35       (0.33)       0.03        0.35
                                     --------        --------     --------     -------     -------     -------
   Total From Investment
    Operations..................         0.51            0.36         0.78        0.08        0.43        0.79
                                     --------        --------     --------     -------     -------     -------
Distributions:
  From net investment
   income.......................        (0.20)          (0.40)       (0.43)      (0.41)      (0.41)      (0.44)
  From net realized gains.......           --           (0.04)          --       (0.01)      (0.25)      (0.02)
                                     --------        --------     --------     -------     -------     -------
   Total Distributions..........        (0.20)          (0.44)       (0.43)      (0.42)      (0.66)      (0.46)
                                     --------        --------     --------     -------     -------     -------
Net Asset Value, End of
 Period...........................   $   7.24        $   6.93     $   7.01     $  6.66     $  7.00     $  7.23
                                     ========        ========     ========     =======     =======     =======
Total Return......................       7.43%(2)        5.18%       12.18%       1.16%       5.94%      11.78%
                                     ========        ========     ========     =======     =======     =======
Ratios and Supplement Data:
Ratios to Average Net Assets
  Net Expenses..................         0.50%(3)        0.50%        0.50%       0.50%       0.50%       0.50%
  Gross Expenses (1)............         0.76%(3)        0.87%        0.87%       0.90%       0.91%       0.91%
  Net Investment Income.........         5.49%(3)        5.54%        6.49%       6.08%       5.57%       6.14%
Portfolio Turnover................         49%(3)          88%         119%        125%        196%        190%
Net Assets at end of Period
 (000's omitted)..................   $116,465        $111,309     $107,193     $99,209     $67,240     $61,374
--------
(1)Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
(2)Not annualized.
(3)Annualized.



                      See Notes to Financial Statements.

Excelsior Funds Trust
Financial Highlights



Selected data for a share outstanding throughout each period are as follows:
                                                                           Total Return Bond Fund
                                                   ----------------------------------------------------------------------
                                                    Six Months
                                                       Ended
                                                   September 30,  Year Ended   Year Ended Year Ended Year Ended Year Ended
                                                       2002       March 31,    March 31,  March 31,  March 31,  March 31,
                                                    (Unaudited)      2002         2001       2000       1999       1998
                                                   -------------  ----------   ---------- ---------- ---------- ----------
Net Asset Value, Beginning of Period..............   $   7.37      $   7.46     $   7.01   $   7.32   $   7.51   $   7.16
                                                     --------      --------     --------   --------   --------   --------
Investment Operations:
 Net investment income............................       0.21          0.43         0.44       0.41       0.42       0.44
 Net realized and unrealized gain (loss) on
   investments....................................       0.42         (0.09)        0.45      (0.31)      0.03       0.41
                                                     --------      --------     --------   --------   --------   --------
   Total From Investment Operations...............       0.63          0.34         0.89       0.10       0.45       0.85
                                                     --------      --------     --------   --------   --------   --------
Distributions:
 From net investment income.......................      (0.21)        (0.43)       (0.44)     (0.41)     (0.42)     (0.44)
 From net realized gains..........................         --            --(1)        --         --      (0.22)     (0.06)
                                                     --------      --------     --------   --------   --------   --------
   Total Distributions............................      (0.21)        (0.43)       (0.44)     (0.41)     (0.64)     (0.50)
                                                     --------      --------     --------   --------   --------   --------
Net Asset Value, End of Period....................   $   7.79      $   7.37     $   7.46   $   7.01   $   7.32   $   7.51
                                                     ========      ========     ========   ========   ========   ========
Total Return......................................       8.65%(3)      4.65%       13.19%      1.47%      6.07%     12.21%
                                                     ========      ========     ========   ========   ========   ========
Ratios and Supplement Data:
Ratios to Average Net Assets
 Net Expenses.....................................       0.49%(4)      0.50%        0.50%      0.50%      0.50%      0.50%
 Gross Expenses (2)...............................       0.77%(4)      0.87%        0.87%      0.88%      0.89%      0.90%
 Net Investment Income............................       5.43%(4)      5.70%        6.27%      5.85%      5.53%      5.95%
Portfolio Turnover................................        121%(4)       113%         110%       115%       234%       196%
Net Assets at end of Period (000's omitted).......   $303,851      $285,551     $304,882   $264,671   $251,614   $167,711
--------
(1)Amount represents less than $0.01 per share.
(2)Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
(3)Not annualized.
(4)Annualized.
--------





                      See Notes to Financial Statements.

Excelsior Funds Trust
Financial Highlights



Selected data for a share outstanding throughout each period are as follows:
                                                         International Equity Fund
                                   ---------------------------------------------------------------------------
                                    Six Months
                                       Ended
                                   September 30,     Year Ended   Year Ended  Year Ended  Year Ended  Year Ended
                                       2002          March 31,    March 31,   March 31,   March 31,   March 31,
                                    (Unaudited)         2002         2001        2000        1999        1998
                                   -------------     ----------   ----------  ----------  ----------  ----------
Net Asset Value, Beginning of
 Period...........................    $  5.85         $  6.93      $ 13.78     $   8.45    $  9.67     $  9.03
                                      -------         -------      -------     --------    -------     -------
Investment Operations:
  Net investment income.........         0.05            0.04         0.02         0.01       0.16        0.09
  Net realized and unrealized
   gain (loss) on
   investments..................        (1.41)          (0.86)       (4.39)        5.39      (0.79)       0.79
                                      -------         -------      -------     --------    -------     -------
   Total From Investment
    Operations..................        (1.36)          (0.82)       (4.37)        5.40      (0.63)       0.88
                                      -------         -------      -------     --------    -------     -------
Distributions:
  From net investment
   income.......................        (0.03)          (0.06)       (0.02)       (0.03)     (0.16)      (0.09)
  From net realized gains.......           --           (0.20)       (2.46)       (0.04)     (0.43)      (0.15)
                                      -------         -------      -------     --------    -------     -------
   Total Distributions..........        (0.03)          (0.26)       (2.48)       (0.07)     (0.59)      (0.24)
                                      -------         -------      -------     --------    -------     -------
Net Asset Value, End of
 Period...........................    $  4.46         $  5.85      $  6.93     $  13.78    $  8.45     $  9.67
                                      =======         =======      =======     ========    =======     =======
Total Return......................     (23.41)%(2)     (12.16)%     (36.32)%      64.29%     (6.60)%      9.90%
                                      =======         =======      =======     ========    =======     =======
Ratios and Supplement Data:
Ratios to Average Net Assets
  Net Expenses..................         0.85%(3)        0.90%        0.90%        0.90%      0.90%       0.90%
  Gross Expenses (1)............         1.14%(3)        1.38%        1.41%        1.45%      1.53%       1.43%
  Net Investment Income.........         1.62%(3)        0.75%        0.20%        0.11%      1.18%       1.05%
Portfolio Turnover................         84%(3)          52%          52%          43%       107%         52%
Net Assets at end of Period
 (000's omitted)..................    $38,300         $52,405      $74,240     $124,060    $78,802     $40,436
--------
(1)Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
(2)Not annualized.
(3)Annualized.


                      See Notes to Financial Statements.

Excelsior Funds Trust
Financial Highlights



 Selected data for a share outstanding throughout each period are as follows:
                                                                 High Yield Fund--Institutional Shares
                                                                -----------------------------------------
                                                                 Six Months
                                                                    Ended                        October 31,
                                                                September 30,      Year Ended     2000* to
                                                                    2002           March 31,      March 31,
                                                                 (Unaudited)          2002          2001
                                                                -------------      ----------    -----------
Net Asset Value, Beginning of Period...........................    $  6.20          $  7.26        $  7.00
                                                                   -------          -------        -------
Investment Operations:
  Net investment income......................................         0.78             1.09           0.28
  Net realized and unrealized gain (loss) on investments.....        (1.58)           (1.01)          0.26
                                                                   -------          -------        -------
   Total From Investment Operations..........................        (0.80)            0.08           0.54
                                                                   -------          -------        -------
Distributions:
  From net investment income.................................        (0.77)           (1.10)         (0.28)
  From net realized gains....................................           --            (0.04)            --
                                                                   -------          -------        -------
   Total Distributions.......................................        (0.77)           (1.14)         (0.28)
                                                                   -------          -------        -------
Net Asset Value, End of Period.................................    $  4.63          $  6.20        $  7.26
                                                                   =======          =======        =======
Total Return...................................................     (13.92)%(2)        1.53%          7.88%(2)
                                                                   =======          =======        =======
Ratios and Supplement Data:
Ratios to Average Net Assets
  Net Expenses...............................................         0.80%(3)         0.78%          0.80%(3)
  Gross Expenses (1).........................................         1.00%(3)         1.10%          1.22%(3)
  Net Investment Income......................................        27.55%(3)        17.81%          9.63%(3)
Portfolio Turnover.............................................        107%(3)          311%           169%(3)
Net Assets at end of Period (000's omitted)....................    $52,368          $48,241        $17,862
--------
 *Commencement of operations.
(1)Expense ratios before waiver of fees and reimbursement of expenses, if any, by the adviser and administrators.
(2)Not annualized.
(3)Annualized.






                      See Notes to Financial Statements.

                             Excelsior Funds Trust

                   Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

   Excelsior Funds Trust (the "Trust"), formerly Excelsior Institutional Trust, is a business trust organized under the laws of the State of Delaware on May 11, 1994. The Trust is registered under the Investment Company Act of 1940 ("Act") and the Securities Act of 1933 as an open-end diversified management investment company. The Trust currently offers shares in the following seven funds (each a "Fund", collectively, the "Funds"), each having its own investment objectives and policies: Excelsior Equity Fund ("Equity Fund"), Excelsior Mid Cap Value Fund ("Mid Cap Value Fund") formerly Excelsior Value Equity Fund, Excelsior Optimum Growth Fund ("Optimum Growth Fund"), Excelsior Income Fund ("Income Fund"), Excelsior Total Return Bond Fund ("Total Return Bond Fund"), Excelsior International Equity Fund ("International Equity Fund") and Excelsior High Yield Fund ("High Yield Fund"). With regard to Mid Cap Value Fund, Optimum Growth Fund and High Yield Fund, the Trust offers two classes of shares: Institutional Shares and Shares. The Financial Highlights of the Shares are presented in separate annual reports.

   The following is a summary of the significant accounting policies of the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of their financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from these estimates.

   a) Valuation of Investments -- Investments in securities that are traded on a recognized domestic stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid and asked prices for securities are readily available and are representative of the market. Bid price is used when no asked price is available. Investments in securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value is so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Funds' Trustees. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded.

   All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange

                             Excelsior Funds Trust
rates prevailing upon the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

   Securities for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Funds' Trustees. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

   b) Forward foreign currency exchange contracts -- The International Equity Fund's participation in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, on the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains and losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

   The International Equity Fund had the following forward foreign currency contracts outstanding at September 30, 2002:

                                                        In
                                     Contracts to    Exchange   Unrealized
    Maturity Dates                  Deliver/Receive    For     Appreciation
    --------------                  --------------- ---------- ------------
    Foreign Currency Sales:
    4/2/2002-10/15/2002         JY    329,080,000   $2,763,808   $58,146
                                                    ==========   =======
    Foreign Currency Purchases:
    10/2/2002                   HD         94,596   $   12,128   $    --
    4/1/2002-4/3/2002           JY    167,700,300    1,328,689    50,126
                                                    ----------   -------
                                                    $1,340,817   $50,126
                                                    ==========   =======

-------------
Currency Legend:
HD Hong Kong Dollar
JY Japanese Yen

                             Excelsior Funds Trust

   c) Concentration of risks -- The International Equity Fund invests primarily in securities of companies that are located in or conduct a substantial amount of their business in foreign countries, including emerging market countries. Prices of securities in foreign markets generally, and emerging markets in particular, have historically been more volatile than prices in U.S. markets. Some countries in which the Portfolios may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The High Yield Bond Fund is subject to special risks associated with investments in high yield bonds, which involve greater risk of default or downgrade and are more volatile than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of high yield bonds may be more susceptible than other issuers to economic downturns. High yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the property.

   d) Security transactions and investment income -- Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including where applicable, amortization of discounts and premiums on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the dividend.

   e) Dividends to Shareholders -- Dividends equal to all or substantially all of each Fund's net investment income will be declared and paid as follows: for the Equity Fund, Mid Cap Value Fund and Optimum Growth Fund, dividends will be declared and paid at least quarterly; for the Income Fund, Total Return Bond Fund and High Yield Fund, dividends will be declared daily and paid monthly; and for the International Equity Fund, dividends will be declared and paid at least once a year. Distributions to shareholders of net realized capital gains, if any, are normally declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Trust not to distribute such gain.

   f) Repurchase agreements -- The Funds may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Funds' custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

   If the value of the underlying security falls below the value of the repurchase price, the Funds will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Fund to possible delay in the connection with the disposition

                             Excelsior Funds Trust
of the underlying securities or loss to the extent that proceeds from the sale of the underlying securities were less than the repurchase price under the agreement.

   g) Expense Allocation -- Expenses incurred by the Trust with respect to any two or more Funds in the Trust are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be fairly made. Expenses directly attributable to a Fund are charged to that Fund and expenses directly attributable to a particular class of shares in a Fund are charged to such class.

   h) Redemption Fees -- With regard to the International Equity Fund, a redemption fee of 2% of the value of the shares redeemed or exchanged will be imposed on shares redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee will be paid to the Fund. For the six months ended September 30, 2002, the International Equity Fund did not incur any redemption fees.

2. Investment Advisory Fee, Administration Fee, Distribution Expenses, Shareholder Servicing Agent and Related Party Transactions:

   a) United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Funds. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of each of Equity Fund, Mid Cap Value Fund, Optimum Growth Fund, Income Fund and Total Return Bond Fund; 1.00% of the average daily net assets of International Equity Fund and 0.80% of the average daily net assets of High Yield Fund.

   U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of the The Charles Schwab Corporation ("Schwab").

   b) U.S. Trust Company, SEI Investments Global Funds Services (formerly SEI Investments Mutual Funds Services) and Federated Services Company, ("FSC") a wholly-owned subsidiary of Federated Investors, Inc., (collectively, the "Administrators") provide administrative services to the Trust. For the services provided to the Funds, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the Funds (excluding International Equity Fund), Excelsior Funds, Inc. (excluding its international equity portfolios), and Excelsior Tax-Exempt Funds, Inc., all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Fund of the three investment companies are determined in proportion to the relative average daily net assets of the respective Funds for the period paid. The Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the average daily net assets of the International Equity Fund at an annual rate of 0.20%. Until further notice to the Trust, U.S. Trust

                             Excelsior Funds Trust

Company has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of 0.04% of the average daily net assets of each Fund. For the six months ended September 30, 2002, administration fees charged by U.S. Trust Company, net of waivers, were as follows:

                       Equity Fund.............. $ 31,070
                       Mid Cap Value Fund....... $ 45,839
                       Optimum Growth Fund...... $ 14,352
                       Income Fund.............. $ 44,576
                       Total Return Bond Fund... $112,298
                       International Equity Fund $ 31,467
                       High Yield Fund.......... $ 87,223

   c) From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Funds for a portion of other expenses. For the six months ended September 30, 2002, and until further notice, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses, to the extent necessary to keep total operating expenses from exceeding the following annual percentage of each Fund's average daily net assets:

             Equity Fund.................................... 0.70%
             Mid Cap Value Fund--Institutional Shares....... 0.80%
             Optimum Growth Fund--Institutional Shares...... 0.80%
             Income Fund.................................... 0.50%
             Total Return Bond Fund......................... 0.50%
             International Equity Fund--Institutional Shares 0.90%
             High Yield Fund--Institutional Shares.......... 0.80%
             Mid Cap Value Fund--Shares..................... 1.05%
             Optimum Growth Fund--Shares.................... 1.05%
             High Yield Fund--Shares........................ 1.05%

   For the six months ended September 30, 2002, pursuant to the above, U.S. Trust waived investment advisory fees in the following amounts:

                       Equity Fund.............. $ 52,112
                       Income Fund.............. $131,140
                       Total Return Bond Fund... $352,306
                       International Equity Fund $ 60,794
                       High Yield Fund.......... $111,055

   d) The Trust, on behalf of the Funds, has entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Funds. As a consideration for the administrative services provided by each service organization to its customers, each Fund will pay the service organization an administrative servicing fee at the annual rate of up to 0.40% of the average daily

                             Excelsior Funds Trust
net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange or redemption requests; transmitting and receiving funds in connection with customers orders to purchase, exchange or redeem shares; and providing periodic statements.

   Administrative servicing fees paid to affiliates of U.S. Trust amounted to $127,242 for the six months ended September 30, 2002. U.S. Trust has voluntarily agreed to waive investment advisory and administration fees payable by each single class Portfolio in an amount equal to the administrative servicing fees paid to subsidiaries of U.S. Trust Corporation. With regard to multi-class Portfolios, U.S. Trust receives administrative servicing fees at the annual rate of up to 0.25% of the average daily net asset value of each multi-class Portfolio's Shares class for which it provides administrative servicing. For the six months ended September 30, 2002, U.S. Trust waived investment advisory and administration fees in amounts equal to the administration servicing fees for the Portfolios as follows:

                          Mid Cap Value Fund. $52,961
                          Optimum Growth Fund $ 1,872
                          High Yield Fund.... $72,409

   e) Pursuant to a Distribution Agreement, Edgewood Services, Inc. (the "Distributor") serves as the Trust's distributor. Under the Funds' Distribution Plan, adopted pursuant to Rule 12b-1 under the Act, the Shares of the Mid Cap Value Fund, Optimum Growth Fund, International Equity Fund and High Yield Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Shares, in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of each Fund's outstanding Shares. Until further notice, the Trust has voluntarily agreed to stop charging fees under the Distribution Plan.

   f) Boston Financial Data Services, Inc. ("BFDS") serves as shareholder servicing agent to the Funds.

   g) Independent Trustees receive an annual fee of $6,000, plus a meeting fee of $1,000 for each meeting attended. In addition, the Trust reimburses Independent Trustees for reasonable expenses incurred when acting in their capacity as Trustees. The Chairman of the Board receives an additional annual fee of $5,000. Each Independent Trustee serving on the Nominating Committee of the Trust receives an annual fee of $1,000 for services in connection with this committee.

                             Excelsior Funds Trust

3. Purchases and Sales of Investment Securities:

   a) Investment transactions (excluding short-term investments and U.S. Government and Agency Obligations) for the six months ended September 30, 2002 were as follows:

                                          Cost of    Proceeds From
                                         Purchases       Sales
                                        ------------ -------------
              Equity Fund.............. $ 16,264,637 $ 19,237,136
              Mid Cap Value Fund....... $ 59,676,182 $ 10,862,447
              Optimum Growth Fund...... $  7,556,886 $  7,875,257
              Income Fund.............. $ 11,141,278 $  6,708,324
              Total Return Bond Fund... $ 44,246,949 $ 44,030,936
              International Equity Fund $ 19,487,691 $ 20,919,319
              High Yield Fund.......... $140,791,735 $113,147,980

                  b) Investment transactions in U.S. Government and Agency Obligations (excluding short-term investments) for the six months ended September 30, 2002 were as follows:

                                                        Cost of                    Proceeds From
                                                       Purchases                       Sales
                                                      ------------                 -------------
               Income Fund........................... $ 21,463,419                 $ 19,734,794
               Total Return Bond Fund................ $119,992,966                 $120,004,540

4. Federal Taxes:

   It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

   In order to avoid a Federal excise tax, each Fund is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

   Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies, deferral of losses on wash sales, and net capital losses incurred after October 31 and within the taxable year ("Post-October losses"). To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

                             Excelsior Funds Trust

   For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2002, the Mid Cap Value, Optimum Growth, International Equity and High Yield Funds had capital loss carryforwards for Federal tax purposes available to offset future net capital gains expiring on March 31, 2010 in the amounts of $63,601, $2,322,727, $5,940,523 and $2,181,579, respectively.

   At September 30, 2002, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value is as follows:

                                                          Optimum                                International
                                            Mid Cap       Growth                   Total Return     Equity         High
                             Equity Fund   Value Fund      Fund       Income Fund   Bond Fund        Fund       Yield Fund
                            ------------  ------------  -----------  ------------  ------------  ------------- ------------
Aggregate cost............. $ 86,312,297  $125,395,983  $33,771,731  $110,933,532  $299,876,396  $ 49,056,805  $283,822,479
                            ============  ============  ===========  ============  ============  ============  ============
Gross unrealized
 appreciation.............. $  3,190,747  $  8,468,934  $ 4,175,113  $  5,767,547  $ 17,332,044  $  1,886,606  $  8,854,754
                            ------------  ------------  -----------  ------------  ------------  ------------  ------------
Gross unrealized
 depreciation..............  (23,296,352)  (25,493,953)  (7,426,762)     (625,198)   (1,629,100)  (12,802,657)  (89,509,642)
                            ------------  ------------  -----------  ------------  ------------  ------------  ------------
Net unrealized appreciation
 (depreciation)............ $(20,105,605) $(17,025,019) $(3,251,649) $  5,142,349  $ 15,702,944  $(10,916,051) $(80,654,888)
                            ============  ============  ===========  ============  ============  ============  ============

5. Line of Credit:

   The Funds and other affiliated funds participate in a $50 million unsecured line of credit provided by The JPMorgan Chase Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Funds at the end of each quarter. For the six months ended September 30, 2002, the Funds had no borrowings under the agreement.

                                                                   SA-INST-0902